UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard

Kansas City, MO 64106

(Address of principal executive offices)

Scout Investments, Inc.

 928 Grand Boulevard

Kansas City, MO 64106

 (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Semi-Annual Report
December 31, 2016 (Unaudited)

International & Global Funds
Scout International Fund (UMBWX)
Scout Emerging Markets Fund (SEMFX)
Scout Global Equity Fund (SCGLX)

Domestic Equity Funds
Scout Equity Opportunity Fund (SEOFX)
Scout Mid Cap Fund (UMBMX)
Scout Small Cap Fund (UMBHX)

Fixed Income Funds
Scout Low Duration Bond Fund (SCLDX)
Scout Core Bond Fund
Institutional Class (SCCIX)
Class Y (SCCYX)
Scout Core Plus Bond Fund
Institutional Class (SCPZX)
Class Y (SCPYX)
Scout Unconstrained Bond Fund
Institutional Class (SUBFX)
Class Y (SUBYX)

Table of Contents

International Fund	1

Emerging Markets Fund	6

Global Equity Fund	8

Equity Opportunity Fund	12

Mid Cap Fund	25

Small Cap Fund	19

Low Duration Bond Fund	22

Core Bond Fund	28

Core Plus Bond Fund	33

Unconstrained Bond Fund	39

Statements of Assets and Liabilities	44

Statements of Operations	48

Statements of Changes in Net Assets	50

Financial Highlights	53

Notes to Financial Statements	62

Expense Examples	74

Glossary of Investment Terms	75

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. These shares involve investment risks, including the possible loss of the principal invested.

SCOUT FUNDS SEMI-ANNUAL REPORT

Scout International Fund
UMBWX

OBJECTIVE & STRATEGY (Unaudited)

The Scout International Fund seeks long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States.

PORTFOLIO MANAGEMENT TEAM

Michael D. Stack, CFA

Lead Portfolio Manager

Angel M. Lupercio

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2016

Performance returns for the Scout International Fund and MSCI EAFE Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free, float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

REGION/COUNTRY ALLOCATION (Unaudited)
(as a % of total portfolio equities)

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards, reduced liquidity and other factors. Investments in emerging markets involve even greater risks.

DECEMBER 31, 2016	1

Scout International Fund
UMBWX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2016

	1 Year	3 Years	5 Years	10 Years
Scout International Fund	6.82%	-0.81%	6.01%	2.77%
MSCI EAFE Index*	1.00%	-1.60%	6.53%	0.75%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2016, the gross/net expense ratio for the Fund was 1.05% (as disclosed in the most recent Prospectus) compared to the December 31, 2016, gross/net expense ratio of 1.08%.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout
	International	MSCI EAFE*
Number of Holdings	70	930
Weighted Average Market Cap	$45.57B	$55.27B
Weighted Median Market Cap	$29.46B	$33.72B
Price/Earnings Ratio (Trailing 1 Year)	18.24	16.94
Price/Book Ratio	2.15	1.63
EPS Growth (Hist. 5 Yr.)	9.03%	6.63%
Return on Equity	17.96%	12.47%
Standard Deviation (Trailing 3 Years)	11.92%	12.64%
Sharpe Ratio (Trailing 3 Years)	-0.08	-0.14
Beta†	0.90	1.00
Alpha†	0.62%	—
R-squared†	0.91	1.00
Upside Capture†	87%	100%
Downside Capture†	84%	100%
Turnover Ratio (Trailing 1 Year)	24%	—
% in Emerging Markets	11.82%	0.00%
Total Net Assets (in Millions)	$1,216.10	—
Inception Date	9/14/1993	—

† Measured against the MSCI EAFE Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2016. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Magna International, Inc.	2.15%
Continental A.G.	2.01%
Volkswagen A.G.	1.96%
Aflac, Inc.	1.88%
Fuji Heavy Industries Ltd.	1.86%
Bancolombia S.A.	1.81%
Credicorp Ltd.	1.79%
Allianz S.E.	1.76%
AXA S.A.	1.75%
Muenchener Rueckversicherungs-Gesellschaft A.G.	1.73%
Top 10 Holdings Total	18.70%

Based on total investments as of December 31, 2016. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$33.35	$0.53	$—	$43.45
12/31/13	37.26	0.44	—	47.80
12/31/14	32.59	0.52	2.57	46.22
12/31/15	23.19	0.74	7.15	44.71
12/31/16	20.83	0.55	3.34	46.24

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

* Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

2	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

INTERNATIONAL FUND

	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.7%
BHP Billiton Ltd.(a)	312,365	$11,176,420
CSL Ltd.	216,748	15,705,901
Macquarie Group Ltd.	241,710	15,196,489
Woodside Petroleum Ltd.	658,021	14,796,806
		56,875,616
CANADA — 4.5%
Enbridge, Inc.(b)	348,640	14,684,717
Imperial Oil Ltd.(b)	396,122	13,769,201
Magna International, Inc.(b)	605,188	26,265,159
		54,719,077
CHINA — 1.4%
AAC Technologies Holdings, Inc.	1,856,427	16,865,727

COLOMBIA — 1.8%
Bancolombia S.A.(a)	602,666	22,105,789

DENMARK — 3.1%
Novo Nordisk A/S(a)	508,712	18,242,412
Pandora A/S	151,545	19,826,914
		38,069,326
FRANCE — 10.1%
Air Liquide S.A.	165,754	18,433,590
AXA S.A.	847,389	21,394,342
BNP Paribas S.A.	321,782	20,509,369
Carrefour S.A.	792,349	19,091,441
Dassault Systemes	127,026	9,679,381
L’Oreal S.A.	84,518	15,426,759
TOTAL S.A.	346,382	17,763,927
		122,298,809
GERMANY — 14.3%
Allianz S.E. (a)	1,299,480	21,415,431
BASF S.E.	163,406	15,189,878
Continental A.G.	126,766	24,512,541
Fresenius S.E. & Co. KGaA	193,754	15,145,444
Henkel A.G. & Co. KGaA(a)	142,469	16,953,811
Muenchener Rueckversicherungs-Gesellschaft A.G.	111,780	21,138,186
SAP S.E.(a)	179,475	15,512,024
Siemens A.G.	167,871	20,639,298
Volkswagen A.G.	170,658	23,954,994
		174,461,607
IRELAND — 1.5%
Ryanair Holdings PLC*(a)	219,343	18,262,498

JAPAN — 15.8%
Astellas Pharma, Inc.	1,323,685	18,387,188
CyberAgent, Inc.	606,868	14,995,806
FANUC Corp.	64,265	10,895,495
Fuji Heavy Industries Ltd.	555,095	22,664,499
Japan Tobacco, Inc.	471,428	15,505,191
JGC Corp.	770,911	14,009,968
Komatsu Ltd.	578,768	13,110,488
Kubota Corp.	1,137,499	16,238,863
Nitto Denko Corp.	181,853	13,955,419
ORIX Corp.	1,315,936	20,537,046
Sysmex Corp.	259,127	15,009,966
Tokyo Electron Ltd.	174,657	16,505,553
		191,815,482

MEXICO — 2.9%
Grupo Financiero Banorte S.A.B. de C.V. — Class O	4,030,423	19,889,929
Wal-Mart de Mexico S.A.B. de C.V.(a)	833,356	14,892,072
		34,782,001

NETHERLANDS — 2.9%
Gemalto N.V.	302,424	17,483,291
Royal Dutch Shell PLC — Class B(a)	296,355	17,179,699
		34,662,990

PERU — 1.8%
Credicorp Ltd.	138,663	21,889,341

SINGAPORE — 1.4%
Singapore Telecommunications Ltd.	6,978,537	17,588,496

SOUTH AFRICA — 1.2%
MTN Group Ltd.	1,614,072	14,828,195

SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	3,089,293	20,857,606

SWEDEN — 4.1%
Sandvik A.B.	1,223,979	15,140,873
SKF A.B.(a)	961,179	17,637,635
Svenska Cellulosa A.B. SCA — Class B	586,592	16,566,430
		49,344,938

SWITZERLAND — 9.8%
ABB Ltd.*	856,001	18,056,468
Adecco S.A.	319,441	20,908,124
Coca-Cola HBC A.G.*	719,032	15,685,071
Givaudan S.A.	8,708	15,957,113
Nestle S.A.(a)	239,605	17,189,262
Novartis A.G.(a)	207,148	15,088,660
Roche Holding A.G.	72,769	16,621,889
		119,506,587

(Continued on next page)

DECEMBER 31, 2016	3

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

INTERNATIONAL FUND (Continued)

	Shares	Value

TAIWAN — 2.6%
Largan Precision Co., Ltd.	144,500	$16,992,615
MediaTek, Inc.	2,254,930	15,147,611
		32,140,226
UNITED KINGDOM — 9.7%
Compass Group PLC	995,359	18,413,038
Diageo PLC(a)	160,652	16,698,169
Next PLC	261,108	16,035,262
Prudential PLC(a)	319,827	12,725,916
Reckitt Benckiser Group PLC	195,493	16,590,643
Standard Life PLC	4,336,393	19,880,924
WPP PLC	760,268	17,015,611
		117,359,563
UNITED STATES — 3.9%
Aflac, Inc.	329,886	22,960,066
Mettler-Toledo International, Inc.*	39,339	16,465,732
Schlumberger Ltd.	99,377	8,342,699
		47,768,497
TOTAL COMMON STOCKS
(Cost $896,392,825) — 99.2%		1,206,202,371

SHORT-TERM INVESTMENTS — 0.7%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.343%	9,000,000	9,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,000,000) — 0.7%		9,000,000

TOTAL INVESTMENTS
(Cost $905,392,825) — 99.9%		1,215,202,371

Other assets less liabilities — 0.1%		899,257

TOTAL NET ASSETS — 100.0%
(equivalent to $20.83 per share;
unlimited shares of $1.00 par value
capital shares authorized;
58,384,359 shares outstanding)		$1,216,101,628

PLC — Public Limited Company

*	Non-income producing security.

(a)	ADR — American Depositary Receipt.

(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Financial Statements.

4	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Emerging Markets Fund
SEMFX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Emerging Markets Fund seeks long-term growth of capital by investing in equity securities of companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries.

PORTFOLIO MANAGEMENT TEAM

Mark G. Weber, CFA

Lead Portfolio Manager

Eric D. Chenoweth, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2016

Performance returns for the Scout Emerging Markets Fund and MSCI Emerging Markets Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds, or mutual funds. It is not possible to invest directly in an index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets.

REGION/COUNTRY ALLOCATION (Unaudited)
(as a % of total portfolio equities)

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards, reduced liquidity and other factors. Investments in emerging markets, foreign currency exchange contracts, and a focus on particular countries, regions, industries, sectors or types of investments may involve greater risks. Small- and mid-cap stocks are more susceptible to market volatility due to risks such as lack of management experience, product diversification, financial resources, competitive strength, and liquidity. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

DECEMBER 31, 2016	5

Scout Emerging Markets Fund
SEMFX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2016

			Since
	1 Year	3 Years	Inception‡
Scout Emerging Markets Fund	5.31%	-3.38%	0.88%
MSCI Emerging Markets Index*	11.19%	-2.55%	-1.01%

‡	Inception – October 15, 2012.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2016, the gross expense ratio for the Fund was 2.42% (as disclosed in the most recent Prospectus) compared to the December 31, 2016, gross expense ratio of 1.74%.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2017, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

Shares of the Scout Emerging Markets Fund that are redeemed (sold) or exchanged within 60 days of purchase will be assessed a redemption fee of 2.00%.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

		MSCI
	Scout	Emerging
	Emerging Markets	Markets*
Number of Holdings	42	832
Weighted Average Market Cap	$30.04B	$55.71B
Weighted Median Market Cap	$9.21B	$18.64B
Price to Earnings Ratio (Trailing 1 Year)	26.11	14.15
Price/Book Ratio	3.36	1.52
EPS Growth (Hist. 5 Yr.)	10.33%	6.95%
Return on Equity	18.03%	15.03%
Standard Deviation (Trailing 3 Years)	13.66%	16.30%
Sharpe Ratio (Trailing 3 Years)	-0.26	-0.17
Beta†	0.80	1.00
Alpha†	-1.52%	—
R-squared†	0.92	1.00
Upside Capture†	75%	100%
Downside Capture†	82%	100%
Turnover Ratio (Trailing 1 Year)	44%	—
Total Net Assets (in Millions)	$25.24	—
Inception Date	10/15/2012	—

†	Measured against the MSCI Emerging Markets Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2016. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Tencent Holdings Ltd.	5.00%
NAVER Corp.	4.98%
Fomento Economico Mexicano S.A.B. de C.V.	4.49%
Samsung Electronics Co., Ltd.	4.46%
Haier Electronics Group Co., Ltd.	3.71%
Magnit PJSC	3.60%
Bharti Airtel Ltd.	3.54%
Mega Lifesciences PCL	3.52%
ITC Ltd.	3.23%
Abbott Laboratories	2.83%
Top 10 Holdings Total	39.36%

Based on total investments as of December 31, 2016. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$10.49	$—	$—	$10.49
12/31/13	11.25	0.21	0.04	11.50
12/31/14	10.77	0.09	0.32	11.43
12/31/15	9.21	0.03	0.04	9.94
12/31/16	9.63	0.07	—	10.43

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

6	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

EMERGING MARKETS FUND

	Shares	Value

COMMON STOCKS — 95.3%
BRAZIL — 4.0%
BM&FBovespa S.A. — Bolsa de Valores Mercadorias e Futuros	45,100	$228,638
Hypermarcas S.A.	26,400	211,949
Lojas Renner S.A.	29,500	210,009
Odontoprev S.A.	95,600	370,099
		1,020,695
CHINA — 9.6%
Haier Electronics Group Co., Ltd.	595,000	936,101
Hengan International Group Co., Ltd.	30,000	220,324
Tencent Holdings Ltd.	51,600	1,262,302
		2,418,727
FRANCE — 2.1%
Sanofi(a)	12,900	521,676

INDIA — 20.1%
Amara Raja Batteries Ltd.	43,000	551,391
Asian Paints Ltd.	38,000	498,893
Bharti Airtel Ltd.	198,600	894,388
Blue Dart Express Ltd.	8,550	552,462
Castrol India Ltd.	118,600	665,170
Essel Propack Ltd.	67,600	243,876
HDFC Bank Ltd.(a)	10,000	606,800
ITC Ltd.	228,800	814,639
Pidilite Industries Ltd.	28,000	243,324
		5,070,943
INDONESIA — 4.2%
Kalbe Farma Tbk P.T.	3,249,500	365,411
United Tractors Tbk P.T.	444,800	701,577
		1,066,988
JORDAN — 2.2%
Hikma Pharmaceuticals PLC	23,459	547,300

KENYA — 2.8%
Safaricom Ltd.	3,724,800	696,105

MALAYSIA — 1.9%
7-Eleven Malaysia Holdings Bhd	1,540,100	487,504

MEXICO — 10.2%
Fomento Economico Mexicano S.A.B. de C.V.(a)	14,860	1,132,481
Fresnillo PLC	43,450	653,838
Grupo Lala S.A.B. de C.V.	259,900	378,760
Megacable Holdings S.A.B. de C.V.	124,862	418,080
		2,583,159
PHILIPPINES — 1.5%
CEMEX Holdings Philippines, Inc.*(b)	1,632,900	364,600

RUSSIA — 3.6%
Magnit PJSC	5,080	908,107

SOUTH AFRICA — 4.0%
MTN Group Ltd.	58,342	535,977
Naspers Ltd. — N Shares	3,185	467,087
		1,003,064
SOUTH KOREA — 9.4%
NAVER Corp.	1,965	1,258,342
Samsung Electronics Co., Ltd.	580	863,222
Samsung Electronics Co., Ltd.(c)	350	261,450
		2,383,014
TAIWAN — 1.9%
Advantech Co., Ltd.	59,000	465,900

THAILAND — 3.5%
Mega Lifesciences PCL	1,259,300	887,933

TURKEY — 2.1%
Coca-Cola Icecek A.S.	25,700	241,195
Turk Traktor ve Ziraat Makineleri A.S.	13,728	291,928
		533,123
UNITED STATES — 10.3%
Abbott Laboratories	18,600	714,426
Anadarko Petroleum Corp.	4,318	301,094
Frank’s International N.V.	28,000	344,680
PriceSmart, Inc.	7,300	609,550
Schlumberger Ltd.	7,629	640,455
		2,610,205
VIETNAM — 1.9%
Vietnam Dairy Products JSC	86,753	478,511

TOTAL COMMON STOCKS
(Cost $24,361,010) — 95.3%		24,047,554

TOTAL INVESTMENTS
(Cost $24,361,010) — 95.3%		24,047,554

Other assets less liabilities — 4.7%		1,192,893

TOTAL NET ASSETS — 100.0%
(equivalent to $9.63 per share;
unlimited shares of $1.00 par value
capital shares authorized;
2,620,532 shares outstanding)		$25,240,447

JSC — Joint Stock Company

PCL — Public Company Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

*	Non-income producing security.

(a)	ADR — American Depositary Receipt.

(b)	Rule 144A restricted security. Total value of these securities is $364,600 which represents 1.5% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	GDR — Global Depositary Receipt.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2016	7

Scout Global Equity Fund
SCGLX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Global Equity Fund seeks long-term growth of capital by investing primarily in equity securities of companies that are located anywhere in the world, including emerging markets.

PORTFOLIO MANAGEMENT TEAM

John A. Indellicate II, CFA

Co-Lead Portfolio Manager

Derek M. Smashey, CFA

Co-Lead Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2016

Performance returns for the Scout Global Equity Fund and MSCI World Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

REGION/COUNTRY ALLOCATION (Unaudited)
(as a % of total portfolio equities)

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Small- and mid-cap stocks are more susceptible to market volatility due to risks such as lack of management experience, product diversification, financial resources, competitive strength, and liquidity. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Focusing on particular countries, regions, industries, sectors or types of investments, may cause greater risk of adverse developments in the Fund. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

8	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Global Equity Fund
SCGLX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2016

				Since
	1 Year	3 Years	5 Years	Inception‡
Scout Global Equity Fund	4.17%	4.20%	10.04%	6.78%
MSCI World Index*	7.51%	3.80%	10.41%	7.28%

‡	Inception – June 30, 2011.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2016, the gross expense ratio for the Fund was 2.97% (as disclosed in the most recent Prospectus) compared to the December 31, 2016, gross expense ratio of 2.06%.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2017, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	MSCI
	Global Equity	World*
Number of Holdings	68	1,654
Weighted Average Market Cap	$97.07B	$106.72B
Weighted Median Market Cap	$26.94B	$51.19B
Price to Earnings Ratio (Trailing 1 Year)	20.99	19.02
Price/Book Ratio	2.65	2.19
EPS Growth (Hist. 5 Yr.)	13.20%	7.78%
Return on Equity	20.24%	17.28%
Standard Deviation (Trailing 3 Years)	11.25%	11.08%
Sharpe Ratio (Trailing 3 Years)	0.36	0.33
Beta†	0.95	1.00
Alpha†	0.61%	—
R-squared†	0.88	1.00
Upside Capture†	98%	100%
Downside Capture†	95%	100%
Turnover Ratio (Trailing 1 Year)	68%	—
% in Emerging Markets	2.34%	0.00%
Total Net Assets (in Millions)	$10.30	—
Inception Date	6/30/2011	—

†	Measured against the MSCI World Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2016. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Alphabet, Inc.	3.03%
Citizens Financial Group, Inc.	2.51%
Apple, Inc.	2.48%
Chevron Corp.	2.40%
General Electric Co.	2.35%
Philip Morris International, Inc.	2.33%
Broadcom Ltd.	2.17%
Home Depot, Inc.	2.10%
Southwest Airlines Co.	2.08%
Siemens A.G.	2.06%
Top 10 Holdings Total	23.51%

Based on total investments as of December 31, 2016. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$10.15	$0.09	$—	$10.25
12/31/13	12.50	0.04	—	12.64
12/31/14	12.66	0.06	0.28	13.14
12/31/15	12.50	0.08	0.63	13.69
12/31/16	12.92	0.07	0.03	14.21

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2016	9

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

GLOBAL EQUITY FUND

	Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 1.5%
Amcor Ltd.	14,010	$151,151

CANADA — 3.4%
Agnico Eagle Mines Ltd.(a)	1,201	50,442
Alimentation Couche-Tard, Inc. - Class B	2,323	105,328
Enbridge, Inc.(a)	2,906	122,401
Gildan Activewear, Inc.(a)	2,873	72,888
		351,059
CHINA — 2.3%
ANTA Sports Products Ltd.	39,835	118,922
Tencent Holdings Ltd.	4,820	117,913
		236,835
DENMARK — 1.9%
Pandora A/S	1,472	192,585

FINLAND — 1.6%
Amer Sports Oyj	6,293	167,460

FRANCE — 5.0%
AXA S.A	8,156	205,918
BNP Paribas S.A.	2,720	173,364
Valeo S.A.	2,400	137,962
		517,244
GERMANY — 3.1%
Muenchener Rueckversicherungs-Gesellschaft A.G.	570	107,790
Siemens A.G.	1,723	211,838
		319,628
IRELAND — 1.6%
Ryanair Holdings PLC*(b)	1,998	166,353

JAPAN — 5.3%
Japan Tobacco, Inc.	4,000	131,559
Kao Corp.(b)	3,900	184,782
Komatsu Ltd.(b)	4,266	96,753
Sohgo Security Services Co., Ltd.	3,526	135,610
		548,704
NETHERLANDS — 1.1%
NXP Semiconductors N.V.*	1,115	109,281

SWEDEN — 1.7%
Indutrade A.B.	8,566	172,061

SWITZERLAND — 1.0%
Nestle S.A.(b)	1,514	108,614

UNITED KINGDOM — 3.0%
Ashtead Group PLC	8,078	157,299
Whitbread PLC	3,284	152,827
		310,126

10	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

GLOBAL EQUITY FUND (Continued)

	Shares	Value

UNITED STATES — 65.9%
ABIOMED, Inc.*	1,146	$129,131
Alaska Air Group, Inc.	1,653	146,671
Allergan PLC*	934	196,149
Alphabet, Inc. — Class A*	248	196,528
Alphabet, Inc. — Class C*	151	116,545
Amazon.com, Inc.*	235	176,219
Apache Corp.	2,870	182,159
Apple, Inc.	2,205	255,383
Atmos Energy Corp.	1,635	121,235
Bank of America Corp.	5,930	131,053
Broadcom Ltd.	1,267	223,968
Camping World Holdings, Inc. — Class A	2,401	78,249
Chevron Corp.	2,100	247,170
Chipotle Mexican Grill, Inc.*	241	90,934
Citizens Financial Group, Inc.	7,255	258,496
Comerica, Inc.	2,092	142,486
CSRA, Inc.	6,266	199,509
DISH Network Corp. — Class A*	2,212	128,141
Dominion Resources, Inc.	1,751	134,109
DR Horton, Inc.	5,148	140,695
DST Systems, Inc.	475	50,896
Facebook, Inc. — Class A*	1,414	162,681
General Electric Co.	7,652	241,803
Gilead Sciences, Inc.	1,403	100,469
HealthEquity, Inc.*	2,473	100,206
Home Depot, Inc.	1,612	216,137
Humana, Inc.	441	89,977
KeyCorp	9,347	170,770
Kohl’s Corp.	2,254	111,302
Kraft Heinz Co.	1,868	163,114
Marsh & McLennan Cos., Inc.	2,770	187,224
Mettler-Toledo International, Inc.*	289	120,964
MGP Ingredients, Inc.	2,995	149,690
Micron Technology, Inc.*	5,121	112,252
ON Semiconductor Corp.*	9,241	117,915
Perrigo Co. PLC	1,158	96,380
Philip Morris International, Inc.	2,620	239,704
Priceline Group, Inc.*	37	54,244
Schlumberger Ltd.	1,766	148,256
Southwest Airlines Co.	4,308	214,711
U.S. Silica Holdings, Inc.	1,814	102,818
Verizon Communications, Inc.	3,828	204,339
Walgreens Boots Alliance, Inc.	1,216	100,636
Western Digital Corp.	1,099	74,677
Zoetis, Inc.	3,019	161,607
		6,787,602

TOTAL COMMON STOCKS
(Cost $8,515,814) — 98.4%		10,138,703

TOTAL INVESTMENTS
(Cost $8,515,814) — 98.4%		10,138,703

Other assets less liabilities — 1.6%		161,155

TOTAL NET ASSETS — 100.0%
(equivalent to $12.92 per share;
unlimited shares of $1.00 par value
capital shares authorized;
796,927 shares outstanding)		$10,299,858

PLC — Public Limited Company

*	Non-income producing security.

(a)	Canadian security traded on U.S. stock exchange.

(b)	ADR — American Depositary Receipt.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2016	11

Scout Equity Opportunity Fund
SEOFX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Equity Opportunity Fund seeks long-term growth of capital by investing in common stocks of companies of any size.

PORTFOLIO MANAGEMENT TEAM

Brent D. Olson

Lead Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2016

Performance returns for the Scout Equity Opportunity Fund and Russell 3000® Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on float-adjusted market capitalization, representing approximately 98% of the investable U.S. equity market.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Small and mid-cap stocks are more susceptible to market volatility due to risks such as lack of management experience, product diversification, financial resources, competitive strength, and liquidity. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments especially during economic downturns or periods of rising interest rates. Although the Fund invests in companies that may be highly leveraged, the Fund itself does not use leverage as an investment strategy. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

Fixed income securities involve issuer, credit, inflation, and interest rate risks. When interest rates go up the value of fixed income securities such as bonds typically go down and investors may lose principal value. High yield securities involve greater risk than investment grade securities. The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

12	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Equity Opportunity Fund
SEOFX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2016

		Since
	1 Year	Inception‡
Scout Equity Opportunity Fund	9.80%	9.79%
Russell 3000® Index*	12.74%	8.80%

‡	Inception – March 28, 2014.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2016, the gross expense ratio for the Fund was 2.29% (as disclosed in the most recent Prospectus) compared to the December 31, 2016, gross expense ratio of 1.73%.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2017, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Russell
	Equity Opportunity	3000®*
Number of Holdings	58	2,977
Weighted Average Market Cap	$19.77B	$124.88B
Weighted Median Market Cap	$5.88B	$55.74B
Price to Earnings Ratio (Trailing 1 Year)	23.70	20.54
Price/Book Ratio	2.91	2.69
EPS Growth (Hist. 5 Yr.)	14.12%	8.28%
Return on Equity	18.10%	19.30%
Turnover Ratio (Trailing 1 Year)	150%	—
Total Net Assets (in Millions)	$12.05	—
Inception Date	3/28/2014	—

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2016. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Broadcom Ltd.	3.43%
Newell Brands, Inc.	2.81%
ON Semiconductor Corp.	2.75%
Wabtec Corp.	2.72%
Six Flags Entertainment Corp.	2.60%
Allergan PLC	2.59%
Microsemi Corp.	2.53%
LKQ Corp.	2.50%
Nasdaq, Inc.	2.46%
Gildan Activewear, Inc.	2.45%
Top 10 Holdings Total	26.84%

Based on total investments as of December 31, 2016. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
3/28/14	$10.00	$—	$—	$10.00
12/31/14	11.43	0.16	—	11.59
12/31/15	11.32	0.13	0.17	11.78
12/31/16	11.94	0.34	0.15	12.89

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2016	13

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

EQUITY OPPORTUNITY FUND

	Shares	Value

COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 26.5%
Advance Auto Parts, Inc.	862	$145,781
AMC Entertainment Holdings, Inc. — Class A	7,232	243,357
Boyd Gaming Corp.*	10,360	208,961
Century Communities, Inc.*	8,593	180,453
Churchill Downs, Inc.	1,212	182,345
Comcast Corp. — Class A	4,172	288,077
Gildan Activewear, Inc.(a)	11,653	295,637
Lions Gate Entertainment Corp. — Class B*	9,673	237,375
LKQ Corp.*	9,830	301,290
Newell Brands, Inc.	7,590	338,894
Six Flags Entertainment Corp.	5,240	314,190
Starbucks Corp.	2,899	160,952
TopBuild Corp.*	3,451	122,856
VF Corp.	3,194	170,400
		3,190,568
CONSUMER STAPLES — 5.8%
Coty, Inc. — Class A	5,549	101,602
Kroger Co.	4,048	139,696
MGP Ingredients, Inc.	4,316	215,714
Molson Coors Brewing Co. — Class B	2,452	238,604
		695,616
ENERGY — 2.0%
Apache Corp.	3,851	244,423

FINANCIALS — 11.5%
BNC Bancorp	4,885	155,831
CME Group, Inc.	2,308	266,228
First Hawaiian, Inc.	6,553	228,175
MarketAxess Holdings, Inc.	856	125,764
Nasdaq, Inc.	4,416	296,402
PacWest Bancorp	3,536	192,500
S&P Global, Inc.	1,166	125,392
		1,390,292
HEALTH CARE — 5.5%
Akorn, Inc.*	7,749	169,160
Allergan PLC*	1,490	312,915
Boston Scientific Corp.*	8,460	182,990
		665,065
INDUSTRIALS — 16.4%
Advanced Disposal Services, Inc.*	12,939	287,504
Astec Industries, Inc.	1,961	132,289
Builders FirstSource, Inc.*	15,020	164,769
BWX Technologies, Inc.	6,583	261,345
Dycom Industries, Inc.*	1,538	123,486
Manitowoc Foodservice, Inc.*	13,817	267,083
Masonite International Corp.*	2,491	163,908
Mercury Systems, Inc.*	4,112	124,265
Sensata Technologies Holding N.V.*	3,084	120,122
Wabtec Corp.	3,955	328,344
		1,973,115
INFORMATION TECHNOLOGY — 27.3%
Ambarella, Inc.*	3,415	184,854
Avnet, Inc.	2,656	126,452
Belden, Inc.	3,088	230,890
Broadcom Ltd.	2,345	414,526
Cognex Corp.	2,086	132,711
Euronet Worldwide, Inc.*	3,515	254,591
MACOM Technology Solutions Holdings, Inc.*	3,257	150,734
Maxim Integrated Products, Inc.	4,181	161,261
Microsemi Corp.*	5,665	305,740
ON Semiconductor Corp.*	26,014	331,939
PTC, Inc.*	1,645	76,114
SS&C Technologies Holdings, Inc.	5,611	160,475
TE Connectivity Ltd.	2,891	200,288
Tessera Holding Corp.	4,248	187,762
Trimble, Inc.*	7,340	221,301
Visa, Inc. — Class A	1,946	151,827
		3,291,465
MATERIALS — 3.9%
Albemarle Corp.	2,146	184,728
Berry Plastics Group, Inc.*	5,830	284,096
		468,824
TELECOMMUNICATION SERVICES — 1.0%
T-Mobile US, Inc.*	2,082	119,736

TOTAL COMMON STOCKS
(Cost $11,272,612) — 99.9%		12,039,104

TOTAL INVESTMENTS
(Cost $11,272,612) — 99.9%		12,039,104

Other assets less liabilities — 0.1%		11,004

TOTAL NET ASSETS — 100.0%
(equivalent to $11.94 per share;
unlimited shares of $1.00 par value
capital shares authorized;
1,009,593 shares outstanding)		$12,050,108

PLC — Public Limited Company

*Non-income producing security.

(a)Canadian security traded on U.S. stock exchange.

See accompanying Notes to Financial Statements.

14	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Mid Cap Fund
UMBMX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Mid Cap Fund seeks long-term growth of capital by investing in common stocks of mid cap companies.

PORTFOLIO MANAGEMENT TEAM

G. Patrick Dunkerley, CFA

Lead Portfolio Manager

Derek M. Smashey, CFA

Co-Portfolio Manager

John A. Indellicate II, CFA

Co-Portfolio Manager

Jason J. Votruba, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2016

Performance returns for the Scout Mid Cap Fund and Russell Midcap® Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Russell Midcap® Index is an unmanaged index that is a subset of the Russell 1000® Index and measures the performance of approximately 800 of the smallest companies in the Russell 1000® Index. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Mid-cap stocks may temporarily fall out of favor or perform poorly relative to other types of investments. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

DECEMBER 31, 2016	15

Scout Mid Cap Fund
UMBMX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2016

	1 Year	3 Years	5 Years	10 Years
Scout Mid Cap Fund	18.31%	7.69%	13.57%	10.94%
Russell Midcap® Index*	13.80%	7.92%	14.72%	7.86%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2016, the gross/net expense ratio for the Fund was 1.04% (as disclosed in the most recent Prospectus) compared to the December 31, 2016, gross/net expense ratio of 1.04%.

The “10 Years” performance return for the Fund reflects a fee waiver that was in effect. In absence of such waiver, the return would be reduced.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Russell
	Mid Cap	Midcap®*
Number of Holdings	130	796
Weighted Average Market Cap	$12.16B	$13.34B
Weighted Median Market Cap	$8.52B	$11.47B
Price to Earnings Ratio (Trailing 1 Year)	22.43	21.54
Price/Book Ratio	2.78	2.48
EPS Growth (Hist. 5 Yr.)	12.83%	9.94%
Return on Equity	14.98%	15.18%
Standard Deviation (Trailing 3 Years)	11.51%	11.72%
Sharpe Ratio (Trailing 3 Years)	0.65	0.66
Beta†	0.92	1.00
Alpha†	0.40%	—
R-squared†	0.88	1.00
Upside Capture†	98%	100%
Downside Capture†	98%	100%
Turnover Ratio (Trailing 1 Year)	124%	—
Total Net Assets (in Millions)	$1,298.35	—
Inception Date	10/31/2006	—

†	Measured against the Russell Midcap® Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2016. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Citizens Financial Group, Inc.	4.46%
Atmos Energy Corp.	3.38%
Computer Sciences Corp.	3.31%
NVIDIA Corp.	2.51%
ABIOMED, Inc.	2.05%
Thor Industries, Inc.	1.98%
EPR Properties REIT	1.63%
CSRA, Inc.	1.62%
Outfront Media, Inc. REIT	1.47%
Lamar Advertising Co. – REIT	1.45%
Top 10 Holdings Total	23.86%

Based on total investments as of December 31, 2016. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$13.67	$0.24	$0.06	$16.22
12/31/13	17.81	0.44	0.55	21.35
12/31/14	15.44	0.61	2.48	22.07
12/31/15	14.38	0.13	1.13	22.27
12/31/16	16.61	0.11	0.29	24.90

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

16	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

MID CAP FUND

	Shares	Value

COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 14.1%
American Eagle Outfitters, Inc.	586,150	$8,891,895
Big Lots, Inc.	186,840	9,381,236
Brunswick Corp.	130,325	7,107,925
Cheesecake Factory, Inc.	171,250	10,254,450
Darden Restaurants, Inc.	166,400	12,100,608
DISH Network Corp. — Class A*	266,650	15,447,034
DR Horton, Inc.	201,950	5,519,294
Expedia, Inc.	65,950	7,470,816
Foot Locker, Inc.	37,300	2,644,197
Lear Corp.	60,875	8,058,024
Mohawk Industries, Inc.*	12,175	2,431,104
NVR, Inc.*	1,568	2,616,992
Panera Bread Co. — Class A*	36,083	7,400,262
Polaris Industries, Inc.	71,000	5,849,690
PulteGroup, Inc.	214,700	3,946,186
PVH Corp.	33,975	3,065,904
Royal Caribbean Cruises Ltd.(a)	150,125	12,316,255
Skechers U.S.A., Inc. — Class A*	274,575	6,749,054
Tenneco, Inc.*	109,600	6,846,712
Texas Roadhouse, Inc.	154,394	7,447,967
Thor Industries, Inc.	257,399	25,752,770
Ulta Salon Cosmetics & Fragrance, Inc.*	10,025	2,555,774
Vail Resorts, Inc.	54,525	8,795,428
		182,649,577
CONSUMER STAPLES — 4.6%
Casey’s General Stores, Inc.	40,307	4,791,696
Clorox Co.	58,950	7,075,179
Conagra Brands, Inc.	236,675	9,360,496
Hormel Foods Corp.	292,600	10,185,406
JM Smucker Co.	41,300	5,288,878
Kroger Co.	281,075	9,699,899
Monster Beverage Corp.*	169,012	7,493,992
Tyson Foods, Inc. — Class A	102,150	6,300,612
		60,196,158
ENERGY — 6.3%
Gulfport Energy Corp.*	83,921	1,816,050
Oceaneering International, Inc.	298,441	8,419,021
Parsley Energy, Inc. — Class A*	267,450	9,424,938
Patterson-UTI Energy, Inc.	516,825	13,912,929
Pioneer Natural Resources Co.	12,816	2,307,777
Range Resources Corp.	173,325	5,955,447
RPC, Inc.	533,175	10,562,197
TechnipFMC PLC*	443,950	15,773,543
U.S. Silica Holdings, Inc.	244,575	13,862,511
		82,034,413
FINANCIALS — 14.9%
Affiliated Managers Group, Inc.*	34,060	4,948,918
Arch Capital Group Ltd.*(a)	138,475	11,949,008
Axis Capital Holdings Ltd.(a)	179,453	11,712,897
CBOE Holdings, Inc.	124,221	9,178,690
Citizens Financial Group, Inc.	1,626,242	57,943,002
Comerica, Inc.	242,525	16,518,378
KeyCorp	904,250	16,520,647
Lincoln National Corp.	183,400	12,153,918
MarketAxess Holdings, Inc.	46,550	6,839,126
S&P Global, Inc.	56,900	6,119,026
T. Rowe Price Group, Inc.	103,371	7,779,701
Unum Group	209,275	9,193,451
White Mountains Insurance Group Ltd.(a)	15,200	12,707,960
XL Group Ltd.(a)	272,275	10,144,967
		193,709,689
HEALTH CARE — 8.6%
ABIOMED, Inc.*	236,075	26,600,931
Alkermes PLC*(a)	120,000	6,669,600
BioMarin Pharmaceutical, Inc.*	55,175	4,570,697
Cooper Cos., Inc.	42,300	7,399,539
DaVita, Inc.*	75,600	4,853,520
Edwards Lifesciences Corp.*	88,475	8,290,108
Hologic, Inc.*	182,025	7,302,843
Humana, Inc.	63,816	13,020,378
Incyte Corp.*	65,725	6,590,246
Ionis Pharmaceuticals, Inc.*	196,675	9,406,965
Molina Healthcare, Inc.*	89,497	4,856,107
NuVasive, Inc.*	128,925	8,684,388
PerkinElmer, Inc.	23,975	1,250,296
Universal Health Services, Inc. — Class B	19,050	2,026,539
		111,522,157
INDUSTRIALS — 13.1%
Acuity Brands, Inc.	33,201	7,664,783
Alaska Air Group, Inc.	160,475	14,238,947
AMERCO	22,200	8,204,898
BWX Technologies, Inc.	250,800	9,956,760
Hexcel Corp.	151,925	7,815,022
Huntington Ingalls Industries, Inc.	62,975	11,599,365
ManpowerGroup, Inc.	100,200	8,904,774
Masco Corp.	203,250	6,426,765
Norfolk Southern Corp.	84,375	9,118,406
Old Dominion Freight Line, Inc.*	43,650	3,744,734
Orbital ATK, Inc.	61,475	5,393,202
Parker-Hannifin Corp.	28,700	4,018,000
Robert Half International, Inc.	185,825	9,064,543
Southwest Airlines Co.	372,150	18,547,956
Spirit Airlines, Inc.*	169,450	9,804,377
Textron, Inc.	241,559	11,730,105
United Rentals, Inc.*	111,225	11,743,135
Xylem, Inc.	245,825	12,173,254
		170,149,026

(Continued on next page)

DECEMBER 31, 2016	17

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

MID CAP FUND (Continued)

	Shares	Value

INFORMATION TECHNOLOGY — 18.8%
Activision Blizzard, Inc.	115,725	$4,178,830
Ambarella, Inc.*(a)	72,625	3,931,191
Applied Materials, Inc.	126,175	4,071,667
Arista Networks, Inc.*	141,650	13,707,471
Computer Sciences Corp.	723,300	42,978,486
CSRA, Inc.	659,305	20,992,271
DST Systems, Inc.	18,256	1,956,130
Electronic Arts, Inc.*	80,625	6,350,025
Ellie Mae, Inc.*	26,400	2,209,152
Fiserv, Inc.*	81,375	8,648,535
FLIR Systems, Inc.	96,100	3,477,859
Harris Corp.	125,050	12,813,874
IAC/InterActiveCorp	83,275	5,395,387
Jack Henry & Associates, Inc.	34,850	3,093,983
Lam Research Corp.	76,525	8,090,988
Match Group, Inc.*	389,450	6,659,595
Micron Technology, Inc.*	326,650	7,160,168
NVIDIA Corp.	306,050	32,667,777
NXP Semiconductors N.V.*(a)	99,000	9,702,990
Palo Alto Networks, Inc.*	54,400	6,802,720
Science Applications International Corp.	108,508	9,201,478
Skyworks Solutions, Inc.	78,728	5,877,833
Take-Two Interactive Software, Inc.*	118,250	5,828,543
Western Digital Corp.	138,600	9,417,870
Xilinx, Inc.	135,200	8,162,024
		243,376,847
MATERIALS — 5.4%
Albemarle Corp.	128,150	11,031,152
Celanese Corp.	136,725	10,765,726
Martin Marietta Materials, Inc.	52,373	11,602,191
Newmont Mining Corp.	342,200	11,658,754
Silver Wheaton Corp.(a)	65,925	1,273,671
Steel Dynamics, Inc.	171,375	6,097,522
Vulcan Materials Co.	63,600	7,959,540
Westlake Chemical Corp.	177,125	9,917,229
		70,305,785
REAL ESTATE — 7.9%
EPR Properties REIT	295,125	21,181,121
Host Hotels & Resorts, Inc. REIT	702,875	13,242,165
Lamar Advertising Co. — Class A REIT	280,955	18,891,414
National Retail Properties, Inc. REIT	205,200	9,069,840
Omega Healthcare Investors, Inc. REIT	198,973	6,219,896
Outfront Media, Inc. REIT	770,464	19,161,440
Senior Housing Properties Trust REIT	800,394	15,151,459
		102,917,335
UTILITIES — 5.6%
American States Water Co.	176,100	8,023,116
American Water Works Co., Inc.	179,475	12,986,811
Atmos Energy Corp.	592,449	43,930,094
ONE Gas, Inc.	127,144	8,132,130
		73,072,151
TOTAL COMMON STOCKS
(Cost $1,059,022,287) — 99.3%		1,289,933,138

SHORT-TERM INVESTMENTS — 0.7%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.343%	9,000,000	9,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,000,000) — 0.7%		9,000,000

TOTAL INVESTMENTS
(Cost $1,068,022,287) — 100.0%		1,298,933,138

Liabilities less other assets — 0.0%		(580,181)

TOTAL NET ASSETS — 100.0%
(equivalent to $16.61 per share;
unlimited shares of $1.00 par value
capital shares authorized;
78,172,683 shares outstanding)		$1,298,352,957

PLC — Public Limited Company

REIT — Real Estate Investment Trust

*	Non-income producing security.

(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements.

18	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Small Cap Fund
UMBHX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Small Cap Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities of small cap companies located anywhere in the United States.

PORTFOLIO MANAGEMENT TEAM

James R. McBride, CFA

Lead Portfolio Manager

Timothy L. Miller, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2016

Performance returns for the Scout Small Cap Fund and Russell 2000® Growth Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a small-cap stock market index that measures the performance of the 1001st through 3000th largest companies in the US as measured by float-adjusted market capitalization.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Due to the limited focus, the Fund is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

DECEMBER 31, 2016	19

Scout Small Cap Fund
UMBHX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2016

	1 Year	3 Years	5 Years	10 Years
Scout Small Cap Fund	12.51%	6.08%	14.12%	6.29%
Russell 2000® Growth Index*	11.32%	5.05%	13.74%	7.76%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2016, the gross/net expense ratio for the Fund was 1.13% (as disclosed in the most recent Prospectus) compared to the December 31, 2016, gross/net expense ratio of 1.05%.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Russell 2000®
	Small Cap	Growth*
Number of Holdings	73	1,177
Weighted Average Market Cap	$2.29B	$2.19B
Weighted Median Market Cap	$1.85B	$2.08B
Price to Earnings Ratio (Trailing 1 Year)	28.71	25.73
Price/Book Ratio	3.00	3.74
EPS Growth (Hist. 5 Yr.)	9.16%	9.23%
Return on Equity	11.07%	10.66%
Standard Deviation (Trailing 3 Years)	15.25%	16.91%
Sharpe Ratio (Trailing 3 Years)	0.39	0.29
Beta†	0.87	1.00
Alpha†	1.51%	—
R-squared†	0.93	1.00
Upside Capture†	89%	100%
Downside Capture†	82%	100%
Turnover Ratio (Trailing 1 Year)	18%	—
Total Net Assets (in Millions)	$207.70	—
Inception Date	12/18/1986	—

† Measured against the Russell 2000® Growth Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2016. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Thor Industries, Inc.	2.98%
Cracker Barrel Old Country Store, Inc.	2.93%
ICU Medical, Inc.	2.81%
iRobot Corp.	2.73%
BroadSoft, Inc.	2.69%
j2 Global, Inc.	2.69%
Cynosure, Inc.	2.63%
II-VI, Inc.	2.48%
Jack Henry & Associates, Inc.	2.41%
Monro Muffler Brake, Inc.	2.39%
Top 10 Holdings Total	26.74%

Based on total investments as of December 31, 2016. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$17.45	$0.06	$—	$31.61
12/31/13	23.91	—	—	38.07
12/31/14	25.03	—	0.18	39.37
12/31/15	21.60	—	3.54	39.48
12/31/16	23.24	0.01	1.05	42.18

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

20	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

SMALL CAP FUND

	Shares	Value

COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 15.7%
Camping World Holdings, Inc. — Class A	26,900	$876,671
Cheesecake Factory, Inc.	50,600	3,029,928
Cracker Barrel Old Country Store, Inc.	36,500	6,094,770
G-III Apparel Group Ltd.*	43,600	1,288,816
Installed Building Products, Inc.*	50,800	2,098,040
iRobot Corp.*	97,300	5,687,185
Lindblad Expeditions Holdings, Inc.*	147,600	1,394,820
Monro Muffler Brake, Inc.	86,900	4,970,680
Thor Industries, Inc.	61,931	6,196,196
WCI Communities, Inc.*	39,400	923,930
		32,561,036
CONSUMER STAPLES — 1.5%
elf Beauty, Inc.*	3,400	98,396
Performance Food Group Co.*	125,700	3,016,800
		3,115,196
ENERGY — 1.0%
Geospace Technologies Corp.*	57,060	1,161,742
Gulfport Energy Corp.*	44,600	965,144
		2,126,886
FINANCIALS — 9.0%
CNO Financial Group, Inc.	199,200	3,814,680
Cohen & Steers, Inc.	98,126	3,297,034
Financial Engines, Inc.	30,400	1,117,200
Hilltop Holdings, Inc.	112,300	3,346,540
LendingTree, Inc.*	42,900	4,347,915
PRA Group, Inc.*	72,910	2,850,781
		18,774,150
HEALTH CARE — 25.7%
Acorda Therapeutics, Inc.*	45,800	861,040
Air Methods Corp.*	61,900	1,971,515
Akorn, Inc.*	136,800	2,986,344
AMN Healthcare Services, Inc.*	34,100	1,311,145
Bruker Corp.	161,300	3,416,334
Cynosure, Inc. — Class A*	119,900	5,467,440
Genomic Health, Inc.*	66,200	1,945,618
HealthEquity, Inc.*	74,600	3,022,792
HMS Holdings Corp.*	86,700	1,574,472
ICU Medical, Inc.*	39,645	5,841,691
Impax Laboratories, Inc.*	86,400	1,144,800
Molina Healthcare, Inc.*	48,800	2,647,888
Omnicell, Inc.*	135,900	4,607,010
PRA Health Sciences, Inc.*	59,200	3,263,104
Supernus Pharmaceuticals, Inc.*	144,800	3,656,200
Team Health Holdings, Inc.*	64,700	2,811,215
U.S. Physical Therapy, Inc.	69,750	4,896,450
Vascular Solutions, Inc.*	34,000	1,907,400
		53,332,458
INDUSTRIALS — 12.9%
Aegion Corp.*	131,100	3,107,070
Alaska Air Group, Inc.	8,100	718,713
Albany International Corp. — Class A	47,800	2,213,140
Chart Industries, Inc.*	42,700	1,538,054
Dycom Industries, Inc.*	51,800	4,159,022
Healthcare Services Group, Inc.	52,700	2,064,259
Insperity, Inc.	26,300	1,865,985
Proto Labs, Inc.*	47,800	2,454,530
Radiant Logistics, Inc.*	247,200	964,080
Teledyne Technologies, Inc.*	35,600	4,378,800
Triumph Group, Inc.	29,000	768,500
WageWorks, Inc.*	36,300	2,631,750
		26,863,903
INFORMATION TECHNOLOGY — 29.5%
Acxiom Corp.*	32,600	873,680
ADTRAN, Inc.	78,600	1,756,710
Ambarella, Inc.*(a)	59,500	3,220,735
BroadSoft, Inc.*	135,900	5,605,875
Cognex Corp.	52,100	3,314,602
Descartes Systems Group, Inc.*(a)	105,800	2,264,120
Electronics For Imaging, Inc.*	75,100	3,293,886
Envestnet, Inc.*	78,100	2,753,025
ePlus, Inc.*	41,200	4,746,240
II-VI, Inc.*	174,500	5,173,925
InvenSense, Inc.*	165,371	2,115,095
j2 Global, Inc.	68,500	5,603,300
Jack Henry & Associates, Inc.	56,500	5,016,070
Monotype Imaging Holdings, Inc.	129,800	2,576,530
Pegasystems, Inc.	79,700	2,869,200
Semtech Corp.*	130,500	4,117,275
Stratasys Ltd.*(a)	65,645	1,085,768
Veeco Instruments, Inc.*	117,900	3,436,785
Virtusa Corp.*	55,900	1,404,208
		61,227,029
MATERIALS — 2.5%
Balchem Corp.	48,500	4,070,120
Carpenter Technology Corp.	30,500	1,103,185
		5,173,305
REAL ESTATE — 1.5%
CareTrust REIT, Inc.	98,200	1,504,424
QTS Realty Trust, Inc. — Class A REIT	32,700	1,623,555
		3,127,979
TOTAL COMMON STOCKS
(Cost $143,714,211) — 99.3%		206,301,942

TOTAL INVESTMENTS
(Cost $143,714,211) — 99.3%		206,301,942

Other assets less liabilities — 0.7%		1,394,215

TOTAL NET ASSETS — 100.0%
(equivalent to $23.24 per share;
unlimited shares of $1.00 par value
capital shares authorized;
8,936,137 shares outstanding)		$207,696,157

    REIT — Real Estate Investment Trust

* Non-income producing security.

(a) Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2016	21

Scout Low Duration Bond Fund
SCLDX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Low Duration Bond Fund seeks a high level of total return consistent with the preservation of capital by investing in fixed income instruments and targeting an estimated average portfolio duration of one to four years.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA

Lead Portfolio Manager

Thomas M. Fink, CFA

Co-Portfolio Manager

Todd C. Thompson, CFA

Co-Portfolio Manager

Stephen T. Vincent, CFA

Co-Portfolio Manager

Clark W. Holland, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2016

Performance returns for the Scout Low Duration Bond Fund and Bloomberg Barclays 1-3 Year U.S. Government/Credit Index assume dividends were reinvested for the entire period.

For Illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Bloomberg Barclays 1-3 Year U.S. Government/Credit Index measures the performance of Treasuries, government-related issues and corporate bonds with maturities from one to three years.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same issuer, interest rate, inflation, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. High yield securities involve greater risk than investment grade securities. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.

Derivatives such as options, futures contracts, currency forwards or swap agreements may involve greater risks than if the Fund invested in the referenced obligation directly. Derivatives are subject to risks such as market risk, liquidity risk, interest rate risk, credit risk, and management risk. Derivative investments could lose more than the principal amount invested. The Fund may use derivatives for hedging purposes or as part of its investment strategy. The use of leverage and derivatives investments could accelerate losses to the Fund. These losses could exceed the amount originally invested.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

22	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Low Duration Bond Fund
SCLDX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2016

			Since
	1 Year	3 Years	Inception†
Scout Low Duration Bond Fund	1.81%	1.12%	1.49%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index*	1.28%	0.90%	0.85%

†	Inception – August 29, 2012.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2016, the gross expense ratio for the Fund was 0.92% (as disclosed in the most recent Prospectus) compared to the December 31, 2016, gross expense ratio of 0.78%.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2017, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2016. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$10.10	$0.07	$—	$10.17
12/31/13	10.09	0.15	—	10.31
12/31/14	10.04	0.13	0.02	10.41
12/31/15	9.98	0.12	—	10.47
12/31/16	10.03	0.13	—	10.65

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

Bloomberg
	Scout	Barclays 1-3
	Low Duration	U.S. Govt./
	Bond	Credit Index*

Average Maturity	1.7 years	2.0 years
Average Duration	1.5 years	1.9 years
30-Day SEC Yield**
(Unsubsidized/Subsidized)	1.10%/1.36%	—
Number of Holdings	174	1,707
Total Net Assets (in millions)	$49.07	—
Inception Date	8/29/2012	—

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2016	23

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

LOW DURATION BOND FUND

	Principal
	Amount	Value

ASSET-BACKED SECURITIES — 8.0%
Ally Auto Receivables Trust
Series 2016-2, Class A2,
1.170%, 10/15/18(a)	$278,885	$278,972
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class A3,
0.900%, 2/8/19(a)	24,550	24,546
Series 2015-1, Class A3,
1.260%, 11/8/19(a)	331,965	331,963
Series 2016-4, Class A2A,
1.340%, 4/8/20(a)	135,000	134,936
Bank of The West Auto Trust
Series 2014-1, Class A3,
1.090%, 3/15/19(a)(b)	103,031	103,022
Series 2015-1, Class A3,
1.310%, 10/15/19(a)(b)	655,000	655,413
Carmax Auto Owner Trust
Series 2016-3, Class A2,
1.170%, 8/15/19(a)	480,000	479,710
Chase Issuance Trust
Series 2016-A7, Class A7,
1.060%, 9/16/19(a)	435,000	434,605
Ford Credit Auto Owner Trust
Series 2015-A, Class A3,
1.280%, 9/15/19(a)	178,453	178,524
GMACM Home Equity Loan Trust
Series 2003-HE1, Class A3,
1.084%, 4/25/33(a)(c)	174,562	165,256
GSAA Trust
Series 2006-S1, Class 1A1,
1.076%, 1/25/37(a)(c)	127,034	42,667
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A2,
3.290%, 3/25/18(a)(b)	117,500	117,786
Huntington Auto Trust
Series 2015-1, Class A3,
1.240%, 9/16/19(a)	470,191	469,917
Hyundai Auto Receivables Trust
Series 2016-A, Class A2A,
1.210%, 6/17/19(a)	303,170	303,107
MSCC Heloc Trust
Series 2007-1, Class A,
0.706%, 12/25/31(a)(c)	55,281	55,124
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A3,
0.720%, 8/15/18(a)	89,364	89,288
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2,
1.376%, 1/25/36(a)(b)(c)	32,798	31,247
SLM Student Loan Trust
Series 2005-10, Class A4,
0.992%, 10/25/19(a)(c)	19,456	19,441
SunTrust Auto Receivables Trust
Series 2015-1A, Class A2,
0.990%, 6/15/18(a)(b)	35,213	35,212
TOTAL ASSET-BACKED SECURITIES
(Cost $3,938,214) — 8.0%		3,950,736

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A1,
1.559%, 7/15/49(a)	180,788	179,829
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4A,
5.679%, 6/24/50(a)(b)(c)	44,747	44,832
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18, Class A1A,
5.602%, 6/11/50(a)	69,126	70,988
Series 2007-PW17, Class A4,
5.694%, 6/11/50(a)(c)	155,099	157,779
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1,
0.685%, 9/10/45(a)	54,654	54,611
Series 2014-GC19, Class A1,
1.199%, 3/10/47(a)	39,772	39,760
Series 2016-C1, Class A1,
1.506%, 5/10/49(a)	423,069	419,289
COMM Mortgage Trust
Series 2013-LC13, Class A1,
1.309%, 8/10/46(a)	46,912	46,895
Series 2014-CR15, Class A1,
1.218%, 2/10/47(a)	55,515	55,410
Series 2014-CR16, Class A1,
1.445%, 4/10/47(a)	61,049	60,970
DBJPM Mortgage Trust
Series 2016-C1, Class A1,
1.676%, 5/10/49(a)	88,076	87,496
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A1,
0.662%, 11/10/45(a)	2,837	2,835
Series 2014-GC22, Class A1,
1.290%, 6/10/47(a)	86,377	86,125
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-CBM, Class A,
1.604%, 10/15/29(b)(c)	460,000	456,249
JPMBB Commercial Mortgage Securities Trust
Series 2016-C1, Class A1,
1.695%, 3/15/49(a)	388,700	386,702
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26, Class A1,
1.591%, 10/15/48(a)	227,120	224,583
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1,
0.673%, 12/10/45(a)	14,326	14,315
Series 2013-C6, Class A1,
0.802%, 4/10/46(a)	68,443	68,243
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A1,
1.679%, 11/15/48(a)	243,733	242,444
Series 2016-C34, Class A1,
1.423%, 6/15/49(a)	143,484	141,668

24	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

LOW DURATION BOND FUND (Continued)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1,
0.673%, 11/15/45(a)	$12,360	$12,343
Series 2012-C10, Class A1,
0.734%, 12/15/45(a)	10,317	10,307
Series 2013-C14, Class A1,
0.836%, 6/15/46(a)	21,789	21,767
Series 2013-C17, Class A1,
1.154%, 12/15/46(a)	248,871	248,165
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,150,852) — 6.4%		3,133,605

CORPORATE BONDS — 39.6%
Aetna, Inc.
1.900%, 6/7/19	235,000	234,461
Aflac, Inc.
2.650%, 2/15/17	205,000	205,385
AIG Global Funding
1.900%, 10/6/21(b)	120,000	115,521
Ally Financial, Inc.
5.500%, 2/15/17	370,000	371,063
3.250%, 2/13/18	105,000	105,525
American Airlines 2013-2 Class A Pass-Through Trust
4.950%, 7/15/24	159,823	170,411
American Express Credit Corp.
2.125%, 3/18/19	300,000	301,196
2.600%, 9/14/20(a)	170,000	171,421
American Honda Finance Corp.
1.500%, 3/13/18	105,000	104,985
1.200%, 7/12/19	265,000	260,290
1.700%, 9/9/21	230,000	221,964
American International Group, Inc.
5.850%, 1/16/18	265,000	276,333
6.400%, 12/15/20	80,000	91,087
AT&T, Inc.
2.450%, 6/30/20(a)	310,000	307,840
Bank of America Corp.
1.700%, 8/25/17.	565,000	565,755
Bank of America N.A.
1.750%, 6/5/18	55,000	54,998
BB&T Corp.
2.250%, 2/1/19(a)	480,000	483,739
BP Capital Markets PLC
1.375%, 5/10/18	145,000	144,553
British Telecommunications PLC
1.250%, 2/14/17	185,000	185,025
Capital One N.A.
1.850%, 9/13/19(a)	230,000	227,386
Caterpillar Financial Services Corp.
1.700%, 6/16/18	260,000	260,229
Chevron Corp.
1.561%, 5/16/19	280,000	278,850
1.961%, 3/3/20(a)	130,000	129,567
Citigroup, Inc.
1.850%, 11/24/17	175,000	175,331
2.500%, 9/26/18	205,000	206,961
2.050%, 12/7/18	420,000	419,953
ConocoPhillips Co.
1.500%, 5/15/18	395,000	393,667
Credit Suisse A.G.
1.375%, 5/26/17	240,000	240,056
Daimler Finance North America, LLC
1.375%, 8/1/17(b)	220,000	220,003
1.500%, 7/5/19(b)	195,000	191,856
1.750%, 10/30/19(b)	150,000	148,081
Danone S.A.
1.691%, 10/30/19(b)	315,000	311,056
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(b)	215,000	215,305
ERAC USA Finance, LLC
6.375%, 10/15/17(b)	330,000	341,928
Ford Motor Credit Co., LLC
1.724%, 12/6/17	465,000	464,648
2.021%, 5/3/19	200,000	198,165
1.897%, 8/12/19	280,000	275,491
General Mills, Inc.
1.400%, 10/20/17	125,000	125,145
General Motors Financial Co., Inc.
2.400%, 5/9/19	480,000	478,728
Goldman Sachs Group, Inc.
2.900%, 7/19/18	105,000	106,450
2.625%, 1/31/19	555,000	560,967
2.000%, 4/25/19(a)	110,000	109,563
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	515,000	519,170
ING Bank N.V.
1.650%, 8/15/19(b)	350,000	345,266
IPALCO Enterprises, Inc.
5.000%, 5/1/18(a)	240,000	247,800
Jersey Central Power & Light Co.
5.650%, 6/1/17	316,000	320,950
JPMorgan Chase & Co.
1.625%, 5/15/18	50,000	49,936
2.350%, 1/28/19	555,000	559,594
6.300%, 4/23/19	85,000	92,883
Kraft Heinz Foods Co.
2.800%, 7/2/20(a)	325,000	328,088
Marathon Oil Corp.
2.700%, 6/1/20(a)	125,000	125,166
MassMutual Global Funding II
1.550%, 10/11/19(b)	240,000	237,162
MetLife, Inc.
1.756%, 12/15/17	755,000	756,257
Metropolitan Life Global Funding I
1.550%, 9/13/19(b)	150,000	147,732
Morgan Stanley
2.800%, 6/16/20	280,000	282,292
New York Life Global Funding
1.125%, 3/1/17(b)	95,000	94,994
1.450%, 12/15/17(b)	215,000	215,203
1.300%, 4/27/18(b)	180,000	179,499
1.700%, 9/14/21(b)	235,000	226,619
NextEra Energy Capital Holdings, Inc.
1.649%, 9/1/18	160,000	159,498
Nissan Motor Acceptance Corp.
1.550%, 9/13/19(b)	185,000	182,211

(Continued on next page)

DECEMBER 31, 2016	25

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

LOW DURATION BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)
Noble Holding International Ltd.
2.500%, 3/15/17	$105,000	$104,606
5.250%, 3/16/18	90,000	89,775
PNC Bank N.A.
1.850%, 7/20/18(a)	275,000	275,477
Pricoa Global Funding I
1.450%, 9/13/19(b)	240,000	236,411
Principal Life Global Funding II
1.500%, 9/11/17(b)	255,000	255,170
Protective Life Global Funding
1.555%, 9/13/19(b)	465,000	457,897
PSEG Power, LLC
2.450%, 11/15/18(a)	245,000	246,722
Southern Power Co.
1.500%, 6/1/18	230,000	228,955
Teva Pharmaceutical Finance Netherlands III B.V.
1.700%, 7/19/19	195,000	191,593
Toyota Motor Credit Corp.
1.700%, 2/19/19	280,000	279,115
UBS A.G.
5.875%, 12/20/17	145,000	150,936
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698%, 1/2/24	88,262	93,558
Union Pacific Railroad Co. 2005 Pass-Through Trust
5.082%, 1/2/29	114,623	119,761
Verizon Communications, Inc.
3.650%, 9/14/18	470,000	485,518
Walgreens Boots Alliance, Inc.
1.750%, 5/30/18	235,000	235,235
Wells Fargo Bank N.A.
1.750%, 5/24/19	470,000	467,728
TOTAL CORPORATE BONDS
(Cost $19,511,757) — 39.6%		19,439,715

MORTGAGE-BACKED SECURITIES — 31.1%
Fannie Mae Pool
3.530%, 1/1/18	898,672	910,815
3.860%, 3/1/18	307,440	313,008
3.739%, 6/1/18	357,392	364,318
4.506%, 6/1/19	730,000	741,049
2.415%, 10/1/22	223,208	226,892
2.000%, 9/1/23	289,409	292,419
Fannie Mae REMICS
Series 2011-6, Class BA,
2.750%, 6/25/20	30,562	30,881
Series 2011-143, Class AC,
1.750%, 4/25/21	183,017	183,675
Series 2011-145, Class A,
1.750%, 6/25/21	197,597	198,344
Series 2011-141, Class EA,
1.750%, 7/25/21	147,494	147,803
Series 2011-143, Class M,
1.750%, 1/25/22	101,354	101,441
Series 2008-76, Class GF,
1.406%, 9/25/23(c)	20,253	20,271
Series 2013-136, Class KA,
2.000%, 5/25/25	196,236	197,109
Series 2011-122, Class A,
3.000%, 12/25/25	102,757	104,821
Series 2011-88, Class AB,
2.500%, 9/25/26	88,187	88,880
Fannie Mae-Aces
Series 2014-M13, Class ASQ2,
1.637%, 11/25/17	828,381	829,361
Series 2014-M6, Class FA,
0.907%, 12/25/17(c)	38,541	38,554
Series 2012-M9, Class ASQ2,
1.513%, 12/25/17	873,637	874,897
Series 2013-M4, Class ASQ2,
1.451%, 2/25/18	125,051	125,126
Series 2015-M7, Class ASQ1,
0.882%, 4/25/18	49,461	49,386
Series 2015-M7, Class ASQ2,
1.550%, 4/25/18	275,000	275,158
Series 2013-M13, Class A,
1.600%, 5/25/18	218,223	218,371
Series 2015-M15, Class ASQ1,
0.849%, 1/25/19	199,872	199,472
Series 2016-M6, Class ASQ2,
1.785%, 6/25/19	1,070,000	1,072,464
Series 2015-M13, Class ASQ1,
0.856%, 9/25/19	59,722	59,572
Series 2012-M8, Class ASQ2,
1.520%, 12/25/19	249,247	249,690
Series 2016-M1, Class ASQ1,
1.374%, 2/25/21(a)	148,849	148,173
Series 2013-M5, Class ASQ4,
1.919%, 1/25/22	280,000	278,497
Series 2012-M2, Class A1,
1.824%, 2/25/22	86,991	87,055
Series 2016-M3, Class ASQ1,
1.468%, 2/25/23	508,807	500,631
Series 2016-M7, Class AV1,
1.557%, 10/25/23	303,013	297,972
FHLMC Multifamily Structured Pass-Through Certificates
Series K502, Class A2,
1.426%, 8/25/17(a)	101,606	101,676
Series KP03, Class A2,
1.780%, 7/25/19(a)	2,125,000	2,117,817
Series K504, Class A1,
1.680%, 10/25/19(a)	212,481	211,926
Series K007, Class A1,
3.342%, 12/25/19(a)	243,723	244,861
Series KP02, Class A1,
1.329%, 1/25/20(a)(c)	360,541	360,527
Series K009, Class A1,
2.757%, 5/25/20(a)	148,795	150,115
Series KF15, Class A,
1.426%, 2/25/23(a)(c)	789,717	790,701
Freddie Mac Gold Pool
3.000%, 7/1/24	275,697	283,148

26	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

LOW DURATION BOND FUND (Continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS
Series 4350, Class CA,
2.000%, 10/15/19(a)	$108,445	$109,164
Series 3836, Class MC,
2.000%, 5/15/20(a)	49,782	49,919
Series 4383, Class JC,
2.000%, 5/15/23(a)	137,132	137,904
Series 4399, Class A,
2.500%, 7/15/24(a)	80,665	81,272
Series 3939, Class WB,
3.000%, 10/15/25(a)	338,400	343,327
Series 4060, Class QA,
1.500%, 9/15/26(a)	621,408	608,897
Series 3768, Class DE,
2.250%, 11/15/28(a)	35,793	35,901
Series 4302, Class AB,
1.750%, 11/15/29(a)	311,517	309,941
Series 2764, Class UE,
5.000%, 10/15/32(a)	29,509	30,240
Government National Mortgage Association
Series 2014-18, Class HJ,
3.000%, 7/20/36(a)	65,948	66,402
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $15,374,232) — 31.1%		15,259,843

U.S. GOVERNMENT AND AGENCIES — 14.1%
NCUA Guaranteed Notes Trust
Series 2010-A1, Class A,
0.999%, 12/7/20(a)(c)	403,492	402,608
United States Treasury Note
0.500%, 3/31/17	415,000	415,019
1.000%, 5/31/18	4,390,000	4,388,284
1.625%, 4/30/19	420,000	423,281
1.375%, 12/15/19	1,290,000	1,286,926
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $6,923,210) — 14.1%		6,916,118

SHORT-TERM INVESTMENTS — 3.1%
UMB Money Market Fiduciary, 0.010%	1,507,289	1,507,289

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,507,289) — 3.1%		1,507,289

TOTAL INVESTMENTS
(Cost $50,405,554) — 102.3%		50,207,306

Liabilities less other assets — (2.3)%		(1,139,545)

TOTAL NET ASSETS — 100.0%
(equivalent to $10.03 per share;
unlimited shares of $1.00 par value
capital shares authorized;
4,891,759 shares outstanding)		$49,067,761

LLC — Limited Liability Company

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REMICS — Real Estate Mortgage Investment Conduits

(a)	Callable.

(b)	Rule 144A restricted security. Total value of these securities is $5,565,675 which represents 11.3% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Variable, floating, or step rate security (presented at the current rate as of period end).

See accompanying Notes to Financial Statements.

DECEMBER 31, 2016	27

Scout Core Bond Fund
SCCIX — Institutional Class, SCCYX — Class Y

OBJECTIVE & STRATEGY (Unaudited)

The Scout Core Bond Fund seeks a high level of total return consistent with the preservation of capital by investing in bonds of varying maturities, including mortgage-and asset-backed securities.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA

Lead Portfolio Manager

Thomas M. Fink, CFA

Co-Portfolio Manager

Todd C. Thompson, CFA

Co-Portfolio Manager

Stephen T. Vincent, CFA

Co-Portfolio Manager

Clark W. Holland, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

Institutional Class

as of December 31, 2016

Class Y

as of December 31, 2016

Performance returns for the Scout Core Bond Fund and Bloomberg Barclays U.S. Aggregate Bond Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted index of taxable investment-grade fixed rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same interest rate, inflation, issuer, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.

Derivatives such as credit default swap agreements and futures contracts may involve greater risks than if the Fund invested in the referenced obligation directly. Derivatives are subject to risks such as market risk, liquidity risk, interest rate risk, credit risk and management risk. Derivative investments could lose more than the principal amount invested. The Fund may use derivatives for hedging purposes or as part of its investment strategy. The use of leverage and derivatives investments could accelerate losses to the Fund. These losses could exceed the amount originally invested.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

28	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Core Bond Fund

SCCIX — Institutional Class, SCCYX — Class Y

COMPARATIVE RATES OF RETURN (Unaudited)

as of December 31, 2016

	1 Year	3 Years	5 Years	10 Years
Scout Core Bond Fund – Institutional Class	2.40%	1.87%	2.20%	5.25%
Bloomberg Barclays U.S. Aggregate Bond Index*	2.65%	3.03%	2.23%	4.34%

				Since
	1 Year	3 Years	5 Years	Inception†
Scout Core Bond Fund – Class Y	2.05%	1.50%	1.86%	2.67%
Bloomberg Barclays U.S. Aggregate Bond Index*	2.65%	3.03%	2.23%	3.13%

†	Inception – April 21, 2011.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The performance of the Scout Core Bond Fund – Institutional Class reflects the historical performance of the Frontegra Columbus Core Fund – Institutional Class (the “Predecessor Fund”). Effective after the close of business on April 21, 2011, the Predecessor Fund was reorganized into the Fund. The Predecessor Fund and the Fund have substantially similar principal investment strategies. The Predecessor Fund’s original Institutional Class returns reflect the total annual operating fees and expenses, net of any fee and expense waivers, of the Scout Core Bond Fund – Institutional Class. For the fiscal year ended June 30, 2016, the gross expense ratios for the Institutional Class and Class Y were 0.72% and 0.97%, respectively (as disclosed in the most recent Prospectus), compared to the December 31, 2016, gross expense ratios of 0.65% and 0.96%, respectively.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2017, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2016. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

Institutional Class

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$11.66	$0.38	$0.01	$17.55
12/31/13	11.36	0.16	0.04	17.45
12/31/14	11.48	0.14	—	17.71
12/31/15	11.40	0.19	—	17.82
12/31/16	11.24	0.43	—	18.09

Class Y

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$11.66	$0.36	$0.01	$12.55
12/31/13	11.36	0.12	0.04	12.41
12/31/14	11.48	0.09	—	12.62
12/31/15	11.40	0.15	—	12.69
12/31/16	11.24	0.39	—	12.92

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

Bloomberg
Barclays U.S.
	Scout	Aggregate
	Core Bond	Bond*
Average Maturity	6.8 years	8.2 years
Average Duration	5.4 years	5.9 years
30-Day SEC Yield — Institutional Class**
(Unsubsidized/Subsidized)	1.65%/1.76%	—
30-Day SEC Yield — Class Y**
(Unsubsidized/Subsidized)	1.26%/1.36%	—
Number of Holdings	113	10,069
Total Net Assets (in millions, all share classes)	$197.04	—
Institutional Class Inception Date	2/23/2001	—
Class Y Inception Date	4/21/2011	—

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2016	29

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

CORE BOND FUND

	Principal
	Amount	Value

ASSET-BACKED SECURITIES — 5.5%
Capital One Multi-Asset Execution Trust
Series 2014-A1, Class A1,
1.080%, 11/15/19(a)(b)(c)	$2,470,000	$2,470,000
Chase Issuance Trust
Series 2016-A7, Class A7,
1.060%, 9/16/19(a)(c)	1,900,000	1,898,273
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2,
1.020%, 2/22/19(a)(c)	2,370,000	2,369,908
Hertz Vehicle Financing II LP
Series 2015-2A, Class A,
2.020%, 9/25/19(a)(d)	1,155,000	1,144,005
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A2A,
1.110%, 3/15/19(a)(c)	1,710,000	1,709,552
USAA Auto Owner Trust
Series 2016-1, Class A2,
1.070%, 3/15/19(a)(c)	1,140,000	1,138,891
TOTAL ASSET-BACKED SECURITIES
(Cost $10,746,199) — 5.5%		10,730,629

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.889%, 7/10/44(a)(b)	20,344	20,316
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 2/11/44(a)(c)	186,504	186,608
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3,
3.865%, 1/10/48(a)	1,435,000	1,492,248
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1,
0.685%, 9/10/45(a)	81,803	81,738
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A1,
0.662%, 11/10/45(a)	33,007	32,994
Series 2007-GG10, Class A4,
5.793%, 8/10/45(a)(b)	1,534,713	1,544,269
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A1,
1.260%, 8/15/46(a)(c)	455,717	455,131
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26, Class A3,
3.211%, 10/15/48(a)	1,090,000	1,096,421
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4,
5.902%, 6/11/49(a)(b)(c)	369,904	375,741
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A,
5.793%, 8/15/45(a)(b)(c)(d)	1,789,300	1,793,770
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A1,
0.726%, 8/10/49(a)(c)	133,406	133,285
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1,
0.687%, 10/15/45(a)	261,154	260,800
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1,
0.734%, 12/15/45(a)	81,322	81,241
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $7,896,232) — 3.8%		7,554,562

CORPORATE BONDS — 22.7%
Abbott Laboratories
2.350%, 11/22/19	850,000	851,002
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	595,927	634,662
American Airlines 2013-1 Class A Pass-Through Trust
4.000%, 1/15/27	795,207	819,063
American Express Credit Corp.
1.700%, 10/30/19(a)	750,000	742,679
2.600%, 9/14/20(a)	1,105,000	1,114,237
American International Group, Inc.
6.400%, 12/15/20	730,000	831,166
Bank of America Corp.
3.500%, 4/19/26	595,000	587,070
Bank of America N.A.
1.750%, 6/5/18	1,570,000	1,569,934
2.050%, 12/7/18	390,000	392,089
Burlington Northern and Santa Fe Railway Co.
2001-2 Pass-Through Trust
6.462%, 1/15/21	387,990	419,029
Burlington Northern and Santa Fe Railway Co.
2004-1 Pass-Through Trust
4.575%, 1/15/21	584,106	608,930
Capital One N.A.
1.650%, 2/5/18(a)	935,000	933,184
2.350%, 8/17/18(a)	740,000	744,251
Citigroup, Inc.
1.800%, 2/5/18	1,715,000	1,714,041
2.150%, 7/30/18	745,000	747,464
ConocoPhillips Co.
3.350%, 5/15/25(a)	1,150,000	1,134,781
Credit Suisse A.G.
1.750%, 1/29/18(e)	1,095,000	1,092,826
CSX Transportation, Inc.
6.251%, 1/15/23	543,833	626,767
Daimler Finance North America, LLC
2.000%, 8/3/18(d)	1,330,000	1,331,841
1.750%, 10/30/19(d)	730,000	720,663
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	688,260	791,499
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(d)(e)	1,905,000	1,907,703
Ford Motor Credit Co., LLC
2.145%, 1/9/18	1,345,000	1,346,948
2.875%, 10/1/18	4,100,000	4,148,970
2.551%, 10/5/18	775,000	779,359

30	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

CORE BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	$800,000	$806,478
ING Bank N.V.
3.750%, 3/7/17(d)(e)	2,005,000	2,013,479
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	605,000	610,472
2.550%, 3/1/21(a)	710,000	707,768
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	1,030,000	1,030,544
McDonald’s Corp.
2.100%, 12/7/18	575,000	578,415
Metropolitan Life Global Funding I
1.350%, 9/14/18(d)	1,985,000	1,972,306
New York Life Global Funding
1.450%, 12/15/17(d)	925,000	925,875
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	396,730	442,831
Reliance Standard Life Global Funding II
2.500%, 1/15/20(d)	690,000	685,814
UBS A.G.
1.800%, 3/26/18(e)	1,550,000	1,551,071
Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404%, 7/2/25	778,818	832,491
Union Pacific Railroad Co. 2005 Pass-Through Trust
5.082%, 1/2/29	1,368,924	1,430,287
Union Pacific Railroad Co. 2006 Pass-Through Trust
5.866%, 7/2/30	587,722	658,863
UnitedHealth Group, Inc.
1.900%, 7/16/18	755,000	758,354
Wells Fargo & Co.
2.600%, 7/22/20	1,195,000	1,201,907
2.117%, 10/31/23(a)(b)	1,795,000	1,817,156
TOTAL CORPORATE BONDS
(Cost $44,295,732) — 22.7%		44,614,269

MORTGAGE-BACKED SECURITIES — 33.9%
Fannie Mae Pool
3.170%, 8/1/18	1,404,631	1,429,899
3.330%, 7/1/20	518,066	534,196
3.330%, 10/1/20	1,201,052	1,253,081
3.230%, 11/1/20	1,279,057	1,330,936
2.500%, 9/1/22	580,096	591,778
2.000%, 1/1/23	531,485	536,995
2.160%, 1/1/23	3,526,981	3,487,443
2.000%, 3/1/23	215,224	217,466
2.000%, 4/1/23	206,945	209,098
2.000%, 5/1/23	583,542	589,613
4.000%, 4/1/24	246,023	259,739
2.500%, 7/1/25	625,000	638,829
2.500%, 3/1/26	338,326	339,685
2.000%, 7/1/26	5,486,348	5,543,598
4.500%, 1/1/27(c)	477,119	490,357
2.100%, 12/1/27	1,126,703	1,088,528
4.550%, 10/1/33	899,692	900,086
5.970%, 1/1/40	343,948	383,562
5.970%, 1/1/40	183,439	209,695
5.100%, 12/1/40	289,843	321,380
3.000%, 9/25/46(f)	19,510,000	19,381,507
Fannie Mae REMICS
Series 2008-76, Class GF,
1.406%, 9/25/23(b)	103,778	103,875
Fannie Mae-Aces
Series 2015-M7, Class ASQ1,
0.882%, 4/25/18(c)	236,705	236,349
Series 2015-M7, Class ASQ2,
1.550%, 4/25/18	685,000	685,393
Series 2013-M14, Class A,
1.700%, 8/25/18	1,431,966	1,432,659
Series 2015-M15, Class ASQ1,
0.849%, 1/25/19(c)	791,558	789,974
Series 2012-M8, Class AB2,
2.305%, 5/25/22	1,082,387	1,072,162
Series 2016-M2, Class ABV2,
2.131%, 1/25/23	815,000	798,981
Series 2016-M3, Class ASQ2,
2.263%, 2/25/23	1,080,000	1,060,046
Series 2014-M1, Class A1,
2.325%, 7/25/23(b)	653,306	659,551
Series 2016-M7, Class AV2,
2.157%, 10/25/23	2,495,000	2,434,688
Series 2014-M13, Class AB2,
2.951%, 8/25/24(b)	759,365	754,522
Series 2015-M11, Class A1,
2.097%, 4/25/25	964,663	951,326
Series 2016-M6, Class AB2,
2.395%, 5/25/26	1,005,000	941,935
FHLMC Multifamily Structured Pass-Through Certificates
Series KF15, Class A,
1.426%, 2/25/23(a)(b)	2,853,978	2,857,534
Series KF17, Class A,
1.306%, 3/25/23(a)(b)	1,785,034	1,785,692
Freddie Mac Gold Pool
4.500%, 8/1/18(c)	580,495	595,579
4.500%, 8/1/18(c)	832,820	854,461
4.500%, 8/1/20(c)	3,924,187	4,026,157
Freddie Mac REMICS
Series 3609, Class LA,
4.000%, 12/15/24(a).	106,783	109,066
Series 4233, Class MD,
1.750%, 3/15/25(a)	345,806	346,575
Series 3688, Class JA,
3.500%, 1/15/30(a)	19,368	19,420
Ginnie Mae I Pool
2.140%, 8/15/23	801,381	788,328
2.730%, 6/15/32	3,952,833	3,836,656
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $66,877,599) — 33.9%		66,878,400

(Continued on next page)
DECEMBER 31, 2016	31

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

CORE BOND FUND (Continued)

	Principal
	Amount	Value

U.S. GOVERNMENT AND AGENCIES — 41.8%
United States Treasury Bond
2.250%, 8/15/46	$16,195,000	$13,617,080
United States Treasury Note
0.500%, 1/31/17(c)	3,080,000	3,080,272
0.875%, 4/15/19	2,280,000	2,259,516
1.375%, 9/30/20	14,795,000	14,627,402
1.250%, 10/31/21	21,000,000	20,363,448
1.750%, 9/30/22	4,705,000	4,615,864
1.625%, 10/31/23	4,500,000	4,329,315
1.500%, 8/15/26	21,180,000	19,479,818
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $85,130,956) — 41.8%		82,372,715

SHORT-TERM INVESTMENTS — 1.7%
UMB Money Market Fiduciary, 0.010%	3,416,757	3,416,757

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,416,757) — 1.7%		3,416,757

TOTAL INVESTMENTS
(Cost $218,363,475) — 109.4%		215,567,332

Liabilities less other assets — (9.4)%		(18,528,236)

TOTAL NET ASSETS — 100.0%
(equivalent to $11.24 per share; unlimited shares
of $1.00 par value capital shares authorized;
17,273,634 shares outstanding for Institutional Class;
equivalent to $11.24 per share; unlimited shares
of $1.00 par value capital shares authorized;
257,936 shares outstanding for Class Y)		$197,039,096

LLC — Limited Liability Company

LP — Limited Partnership

REMIC — Real Estate Mortgage Investment Conduit

REMICS — Real Estate Mortgage Investment Conduits

(a)	Callable.

(b)	Variable, floating, or step rate security (presented at the current rate as of period end).

(c)	Security has been earmarked as commitment for to-be-announced securities.

(d)	Rule 144A restricted security. Total value of these securities is $12,495,456 which represents 6.3% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(e)	Foreign security denominated in U.S. dollars.

(f)	To-be-announced security.

See accompanying Notes to Financial Statements.

32	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Core Plus Bond Fund

SCPZX — Institutional Class, SCPYX — Class Y

OBJECTIVE & STRATEGY (Unaudited)

The Scout Core Plus Bond Fund seeks a high level of total return consistent with the preservation of capital by investing in bonds of varying maturities, including mortgage- and asset-backed securities.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA

Lead Portfolio Manager

Thomas M. Fink, CFA

Co-Portfolio Manager

Todd C. Thompson, CFA

Co-Portfolio Manager

Stephen T. Vincent, CFA

Co-Portfolio Manager

Clark W. Holland, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

Institutional Class

as of December 31, 2016

Class Y

as of December 31, 2016

Performance returns for the Scout Core Plus Bond Fund and Bloomberg Barclays U.S. Aggregate Bond Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted index of taxable investment-grade fixed rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same interest rate, inflation, issuer, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. High yield securities involve greater risk than investment grade securities and tend to be more sensitive to economic conditions and credit risk. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

Derivatives such as options, futures contracts, currency forwards or swap agreements may involve greater risks than if the Fund invested in the referenced obligation directly. Derivatives are subject to risks such as market risk, liquidity risk, interest rate risk, credit risk, and management risk. Derivative investments could lose more than the principal amount invested. The Fund may use derivatives for hedging purposes or as part of its investment strategy. The use of leverage and derivatives investments could accelerate losses to the Fund. These losses could exceed the amount originally invested.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

DECEMBER 31, 2016	33

Scout Core Plus Bond Fund

SCPZX — Institutional Class, SCPYX — Class Y

COMPARATIVE RATES OF RETURN (Unaudited)

as of December 31, 2016

	1 Year	3 Years	5 Years	10 Years
Scout Core Plus Bond Fund – Institutional Class	3.57%	1.98%	3.03%	6.25%
Bloomberg Barclays U.S. Aggregate Bond Index*	2.65%	3.03%	2.23%	4.34%

				Since
	1 Year	3 Years	5 Years	Inception†
Scout Core Plus Bond Fund – Class Y	3.22%	1.60%	2.68%	4.33%
Bloomberg Barclays U.S. Aggregate Bond Index*	2.65%	3.03%	2.23%	3.49%

† Inception – November 12, 2009.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The performance of the Scout Core Plus Bond Fund – Institutional Class and Class Y reflects the historical performance of the Frontegra Columbus Core Plus Fund – Institutional Class and Class Y (the “Predecessor Fund”), respectively. Effective after the close of business on April 21, 2011, the Predecessor Fund was reorganized into the Fund. The Predecessor Fund and the Fund have substantially similar principal investment strategies. The Predecessor Fund’s original Institutional Class and Class Y returns reflect the total annual operating fees and expenses, net of any fee and expense waivers, of the Scout Core Plus Bond Fund – Institutional Class and Class Y, respectively. For the fiscal year ended June 30, 2016, the gross expense ratios for the Institutional Class and Class Y were 0.65% and 0.89%, respectively (as disclosed in the most recent Prospectus), compared to the December 31, 2016, gross expense ratios of 0.58% and 0.89%, respectively.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2017, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2016. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

Institutional Class

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$32.69	$2.00	$0.07	$66.66
12/31/13	31.95	0.50	0.13	66.55
12/31/14	32.21	0.46	0.02	67.29
12/31/15	31.34	0.79	0.11	67.32
12/31/16	31.23	1.22	—	68.43

Class Y
		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$32.69	$1.94	$0.07	$39.54
12/31/13	31.94	0.38	0.13	39.30
12/31/14	32.20	0.34	0.02	39.92
12/31/15	31.33	0.66	0.11	39.82
12/31/16	31.22	1.11	—	40.82

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

Bloomberg
Barclays U.S.
	Scout Core	Aggregate
	Plus Bond	Bond*
Average Maturity	6.7 years	8.2 years
Average Duration	5.3 years	5.9 years
30-Day SEC Yield — Institutional Class**
(Unsubsidized/Subsidized)	1.62%/1.67%	—
30-Day SEC Yield — Class Y**
(Unsubsidized/Subsidized)	1.23%/1.27%	—
Number of Holdings	127	10,069
Total Net Assets (in millions, all share classes)	$884.05	—
Institutional Class Inception Date	11/25/1996	—
Class Y Inception Date	11/12/2009	—

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

34	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

CORE PLUS BOND FUND

	Principal
	Amount	Value

ASSET-BACKED SECURITIES — 5.9%
Capital One Multi-Asset Execution Trust
Series 2014-A1, Class A1,
1.080%, 11/15/19(a)(b)(c)	$10,865,000	$10,865,000
Chase Issuance Trust
Series 2016-A7, Class A7,
1.060%, 9/16/19(a)(c)	9,090,000	9,081,737
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2,
1.020%, 2/22/19(a)(c)	11,225,000	11,224,562
GMACM Home Equity Loan Trust
Series 2006-HE3, Class A3,
5.805%, 10/25/36(a)(b)	460,608	443,965
Hertz Vehicle Financing II LP
Series 2015-2A, Class A,
2.020%, 9/25/19(a)(d)	4,165,000	4,125,354
Home Equity Loan Trust
Series 2003-HS3, Class A2A,
1.036%, 8/25/33(a)(b)	51,089	49,742
Series 2006-HSA2, Class AI3,
5.550%, 3/25/36(a)(b)	479,203	287,162
Series 2006-HSA2, Class AI4,
5.810%, 3/25/36(a)(b)	820,000	245,077
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A2A,
1.110%, 3/15/19(a)(c)	8,660,000	8,657,731
MSCC Heloc Trust
Series 2007-1, Class A,
0.706%, 12/25/31(a)(b)	419,438	418,249
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2,
1.376%, 1/25/36(a)(b)(d)	200,183	190,713
RFMSII Trust
Series 2006-HSA1, Class A4,
5.990%, 2/25/36(a)(b)	1,085,908	1,045,495
SACO I Trust
Series 2006-9, Class A1,
1.056%, 8/25/36(a)(b)	312,477	456,891
USAA Auto Owner Trust
Series 2016-1, Class A2,
1.070%, 3/15/19(a)(c)	5,445,000	5,439,702
TOTAL ASSET-BACKED SECURITIES
(Cost $51,803,056) — 5.9%		52,531,380

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.889%, 7/10/44(a)(b)	35,519	35,471
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 2/11/44(a)(c)	858,141	858,619
Series 2007-PW17, Class A4,
5.694%, 6/11/50(a)(b)(c)	3,579,857	3,641,713
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3,
3.865%, 1/10/48(a)	5,600,000	5,823,406
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1,
0.685%, 9/10/45(a)	313,279	313,030
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A1,
0.662%, 11/10/45(a)	71,300	71,272
Series 2007-GG10, Class A4,
5.793%, 8/10/45(a)(b)	4,906,933	4,937,488
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A1,
1.260%, 8/15/46(a)(c)	867,673	866,558
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26, Class A3,
3.211%, 10/15/48(a)	4,075,000	4,099,006
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4,
5.902%, 6/11/49(a)(b)(c)	1,570,470	1,595,252
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A1,
0.726%, 8/10/49(a)(c)	350,190	349,873
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1,
0.687%, 10/15/45(a)	433,546	432,959
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1,
0.734%, 12/15/45(a)	293,125	292,833
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $23,763,794) — 2.6%		23,317,480

(Continued on next page)
DECEMBER 31, 2016	35

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

CORE PLUS BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS — 17.3%
Abbott Laboratories
2.350%, 11/22/19	$4,100,000	$4,104,834
Ally Financial, Inc.
3.250%, 11/5/18	2,440,000	2,443,050
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	1,168,136	1,244,065
American Airlines 2013-1 Class A Pass-Through Trust
4.000%, 1/15/27	119,068	122,640
American Express Credit Corp.
1.700%, 10/30/19(a)	3,520,000	3,485,638
2.600%, 9/14/20(a)	4,915,000	4,956,084
American International Group, Inc.
6.400%, 12/15/20	3,175,000	3,615,004
Bank of America Corp.
3.500%, 4/19/26	3,060,000	3,019,216
Bank of America N.A.
1.750%, 6/5/18	6,555,000	6,554,725
2.050%, 12/7/18	1,490,000	1,497,982
Burlington Northern and Santa Fe Railway Co.
2001-2 Pass-Through Trust
6.462%, 1/15/21	739,204	798,340
Burlington Northern and Santa Fe Railway Co.
2005-4 Pass-Through Trust
4.967%, 4/1/23	500,505	538,648
Capital One N.A.
1.650%, 2/5/18(a)	2,940,000	2,934,291
2.350%, 8/17/18(a)	2,870,000	2,886,485
Citigroup, Inc.
1.800%, 2/5/18	7,055,000	7,051,056
2.150%, 7/30/18	3,440,000	3,451,380
Credit Suisse A.G.
1.750%, 1/29/18(e)	4,625,000	4,615,819
Daimler Finance North America, LLC
2.000%, 8/3/18(d)	4,350,000	4,356,020
1.750%, 10/30/19(d)	3,425,000	3,381,191
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	1,099,633	1,264,578
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(d)(e)	3,325,000	3,329,718
Energy Transfer Partners LP
4.050%, 3/15/25(a)	2,205,000	2,182,747
Ensco PLC
5.750%, 10/1/44(a)(e)	2,310,000	1,674,750
Ford Motor Credit Co., LLC
2.145%, 1/9/18	4,625,000	4,631,697
5.000%, 5/15/18	6,170,000	6,412,049
2.551%, 10/5/18	2,800,000	2,815,747
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	2,425,000	2,444,638
ING Bank N.V.
3.750%, 3/7/17(d)(e)	7,595,000	7,627,119
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	5,945,000	5,998,767
2.550%, 3/1/21(a)	2,835,000	2,826,090
3.250%, 9/23/22	1,780,000	1,800,096
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	2,470,000	2,471,304
McDonald’s Corp.
2.100%, 12/7/18	2,090,000	2,102,412
Metropolitan Life Global Funding I
1.350%, 9/14/18(d)	9,520,000	9,459,120
New York Life Global Funding
1.450%, 12/15/17(d)	2,745,000	2,747,597
Noble Holding International Ltd.
7.200%, 4/1/25(a)(e)	965,000	904,687
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	1,583,472	1,767,471
Reliance Standard Life Global Funding II
2.500%, 1/15/20(d)	2,050,000	2,037,565
Transocean, Inc.
6.800%, 3/15/38(e)	1,215,000	941,625
U.S. Airways 2011-1 Class A Pass-Through Trust
7.125%, 4/22/25	957,027	1,100,581
U.S. Airways 2012-1 Class A Pass-Through Trust
5.900%, 4/1/26	2,166,590	2,415,748
UBS A.G.
1.800%, 3/26/18(e)	6,620,000	6,624,574
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698%, 1/2/24	347,855	368,727
UnitedHealth Group, Inc.
1.900%, 7/16/18	2,475,000	2,485,994
Wells Fargo & Co.
2.600%, 7/22/20	5,377,000	5,408,079
2.117%, 10/31/23(a)(b)	8,390,000	8,493,558
TOTAL CORPORATE BONDS
(Cost $151,970,693) — 17.3%.		153,393,506

MORTGAGE-BACKED SECURITIES — 25.3%
Fannie Mae Pool
3.170%, 8/1/18	5,188,442	5,281,777
3.330%, 7/1/20	1,103,974	1,138,347
3.330%, 10/1/20	3,090,348	3,224,219
3.230%, 11/1/20	3,284,547	3,417,769
2.500%, 9/1/22	2,768,346	2,824,097
2.000%, 1/1/23	2,314,152	2,338,143
2.160%, 1/1/23	6,865,181	6,788,222
2.000%, 3/1/23	945,450	955,296
2.000%, 4/1/23	908,653	918,108
2.000%, 5/1/23	2,727,030	2,755,402
2.000%, 7/1/23	1,862,604	1,881,971
4.000%, 4/1/24	735,139	776,126
2.500%, 7/1/25	2,955,000	3,020,385
2.500%, 3/1/26	705,534	708,367
4.500%, 1/1/27(c)	2,104,217	2,162,599
2.100%, 12/1/27	2,182,987	2,109,023
5.970%, 1/1/40	527,386	588,128
5.970%, 1/1/40	683,309	781,112
5.100%, 12/1/40	464,668	515,228
3.000%, 9/25/46(f)	87,975,000	87,395,597

36	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

CORE PLUS BOND FUND (Continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces
Series 2014-M9, Class ASQ2,
1.462%, 4/25/17	$2,636,154	$2,635,339
Series 2015-M7, Class ASQ1,
0.882%, 4/25/18(c)	658,889	657,897
Series 2015-M7, Class ASQ2,
1.550%, 4/25/18	1,905,000	1,906,092
Series 2013-M14, Class A,
1.700%, 8/25/18	3,254,468	3,256,043
Series 2015-M15, Class ASQ1,
0.849%, 1/25/19(c)	3,007,602	3,001,584
Series 2016-M2, Class ABV2,
2.131%, 1/25/23	3,190,000	3,127,301
Series 2016-M3, Class ASQ2,
2.263%, 2/25/23	4,145,000	4,068,417
Series 2014-M1, Class A1,
2.325%, 7/25/23(b)	1,587,213	1,602,386
Series 2016-M7, Class AV2,
2.157%, 10/25/23	9,610,000	9,377,697
Series 2014-M13, Class AB2,
2.951%, 8/25/24(b)	2,208,611	2,194,524
Series 2015-M11, Class A1,
2.097%, 4/25/25	3,152,463	3,108,877
Series 2016-M6, Class AB2,
2.395%, 5/25/26	4,305,000	4,034,857
FHLMC Multifamily Structured Pass-Through Certificates
Series KF15, Class A,
1.426%, 2/25/23(a)(b)	12,565,501	12,581,158
Series KF17, Class A,
1.306%, 3/25/23(a)(b)	6,679,001	6,681,466
Freddie Mac Gold Pool
4.500%, 8/1/18(c)	3,653,800	3,748,744
4.500%, 8/1/18(c)	2,547,757	2,613,961
4.500%, 8/1/20(c)	17,295,252	17,744,669
Freddie Mac REMICS
Series 3609, Class LA,
4.000%, 12/15/24(a)	504,561	515,351
Series 4233, Class MD,
1.750%, 3/15/25(a)	1,021,748	1,024,020
Ginnie Mae I Pool
2.140%, 8/15/23	2,074,544	2,040,751
2.730%, 6/15/32	8,225,475	7,983,720
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $223,651,646) — 25.3%		223,484,770

OTHER GOVERNMENTS — 0.4%
Petroleos Mexicanos
4.500%, 1/23/26(e)	1,965,000	1,790,115
6.500%, 3/13/27(d)(e)	1,795,000	1,851,543
TOTAL OTHER GOVERNMENTS
(Cost $3,509,997) — 0.4%		3,641,658

U.S. GOVERNMENT AND AGENCIES — 56.0%
United States Treasury Bond
2.250%, 8/15/46	73,390,000	61,707,780
United States Treasury Note
0.500%, 4/30/17(c)	46,840,000	46,836,909
0.875%, 3/31/18	28,480,000	28,443,289
0.875%, 4/15/19	40,875,000	40,507,779
1.375%, 9/30/20	62,355,000	61,648,642
1.250%, 10/31/21	93,180,000	90,355,528
1.750%, 9/30/22	16,350,000	16,040,249
1.625%, 10/31/23	64,980,000	62,515,309
1.500%, 8/15/26	94,265,000	86,698,066
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $508,170,308) — 56.0%		494,753,551

SHORT-TERM INVESTMENTS — 2.0%
UMB Money Market Fiduciary, 0.010%	17,254,701	17,254,701

TOTAL SHORT-TERM INVESTMENTS
(Cost $17,254,701) — 2.0%		17,254,701

TOTAL INVESTMENTS
(Cost $980,124,195) — 109.5%		968,377,046

Liabilities less other assets — (9.5)%		(84,324,855)

TOTAL NET ASSETS — 100.0%
(equivalent to $31.23 per share; unlimited shares of $1.00 par value capital shares authorized; 26,284,420 shares outstanding for Institutional Class; equivalent to $31.22 per share; unlimited shares of $1.00 par value capital shares authorized; 2,021,655 shares outstanding for Class Y)		$884,052,191

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REMICS — Real Estate Mortgage Investment Conduits

(a)	Callable.

(b)	Variable, floating, or step rate security (presented at the current rate as of period end).

(c)	Security has been earmarked as commitment for to-be-announced securities.

(d)	Rule 144A restricted security. Total value of these securities is $39,105,940 which represents 4.4% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(e)	Foreign security denominated in U.S. dollars.

(f)	To-be-announced security.

(Continued on next page)
DECEMBER 31, 2016	37

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

CORE PLUS BOND FUND (Continued)

FUTURES CONTRACTS
		Number of			Unrealized
		Contracts	Value at	Value at	Appreciation
Description	Expiration Date	Long (Short)	Trade Date	December 31, 2016	(Depreciation)
U.S. 10 Year Treasury Note	March 2017	185	$23,044,499	$22,992,031	$(52,468)
Euro-Bund Futures	March 2017	(115)	(19,564,282)	(19,870,793)	(306,511)
TOTAL FUTURES CONTRACTS			$3,480,217	$3,121,238	$(358,979)

See accompanying Notes to Financial Statements.

38	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Unconstrained Bond Fund
SUBFX — Institutional Class, SUBYX — Class Y

OBJECTIVE & STRATEGY (Unaudited)

The Scout Unconstrained Bond Fund seeks to maximize total return consistent with the preservation of capital by investing in fixed income instruments.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA

Lead Portfolio Manager

Thomas M. Fink, CFA

Co-Portfolio Manager

Todd C. Thompson, CFA

Co-Portfolio Manager

Stephen T. Vincent, CFA

Co-Portfolio Manager

Clark W. Holland, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

Institutional Class

as of December 31, 2016

Class Y

as of December 31, 2016

Performance returns for the Scout Unconstrained Bond Fund and BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. Published by the British Bankers’ Association, LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The Fund employs an unconstrained investment approach which creates considerable exposure to certain types of securities that present significant volatility in the Fund’s performance, particularly over short periods of time. The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same interest rate, inflation, issuer, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. High yield securities involve greater risk than investment grade securities and tend to be more sensitive to economic conditions and credit risk.

Derivatives such as options, futures contracts, currency forwards or swap agreements may involve greater risks than if the Fund invested in the referenced obligation directly. Derivatives are subject to risks such as market risk, liquidity risk, interest rate risk, credit risk and management risk. Derivative investments could lose more than the principal amount invested. The Fund may use derivatives for hedging purposes or as part of its investment strategy. The use of leverage, derivatives, and short sales could accelerate losses to the Fund. These losses could exceed the amount originally invested.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

DECEMBER 31, 2016	39

Scout Unconstrained Bond Fund
SUBFX — Institutional Class, SUBYX — Class Y

COMPARATIVE RATES OF RETURN (Unaudited)

 as of December 31, 2016

	1 Year	3 Years	5 Years	Since Inception†
Scout Unconstrained Bond Fund – Institutional Class	5.81%	0.46%	5.29%	5.94%
BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index*	0 66%	0.38%	0.38%	0.38%

	1 Year	3 Years	Since Inception‡
Scout Unconstrained Bond Fund – Class Y	5.55%	0.19%	1.00%
BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index*.	0.66%	0.38%	0.35%

†	Inception – September 29, 2011.

‡	Inception – December 31, 2012.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2016, the gross expense ratios for the Institutional Class and Class Y were 0.82% and 1.11%, respectively (as disclosed in the most recent Prospectus), compared to the December 31, 2016, gross expense ratios of 0.80% and 1.10%, respectively.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2017, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2016. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)
Institutional Class

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$11.62	$0.69	$0.03	$12.75
12/31/13	11.84	0.18	0.02	13.17
12/31/14	11.24	0.12	—	12.69
12/31/15	11.17	0.06	—	12.68
12/31/16	11.70	0.12	—	13.33

Class Y
		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$11.62	$—	$—	$11.62
12/31/13	11.83	0.17	0.02	12.02
12/31/14	11.23	0.09	—	11.51
12/31/15	11.17	0.01	—	11.46
12/31/16	11.76	0.03	—	12.08

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

Scout
Unconstrained
Bond
Average Maturity	2.2 years
Average Duration	1.7 years
30-Day SEC Yield — Institutional Class** (Unsubsidized/Subsidized)	0.56%/0.85%
30-Day SEC Yield — Class Y** (Unsubsidized/Subsidized)	0.34%/0.63%
Number of Holdings	81
Total Net Assets (in millions, all share classes)	$1,564.37
Institutional Class Inception Date	9/29/2011
Class Y Inception Date	12/31/2012

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

40	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

UNCONSTRAINED BOND FUND

	Principal
	Amount	Value

ASSET-BACKED SECURITIES — 6.6%
Bank of The West Auto Trust
Series 2014-1, Class A3,
1.090%, 3/15/19(a)(b)	$7,342,082	$7,341,458
Series 2015-1, Class A3,
1.310%, 10/15/19(a)(b)	5,865,000	5,868,701
Capital One Multi-Asset Execution Trust
Series 2014-A2, Class A2,
1.260%, 1/15/20(a)	6,125,000	6,128,406
Chase Issuance Trust
Series 2014-A1, Class A1,
1.150%, 1/15/19(a)	16,430,000	16,430,049
Series 2016-A7, Class A7,
1.060%, 9/16/19(a)(f)	13,890,000	13,877,374
Citibank Credit Card Issuance Trust
Series 2014-A4, Class A4,
1.230%, 4/24/19(a)	8,230,000	8,233,292
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A3,
1.076%, 10/25/36(a)(c)	2,193,267	1,891,489
Series 2007-S3, Class A2,
1.006%, 5/25/37(a)(c)	1,366,631	1,340,557
GMACM Home Equity Loan Trust
Series 2006-HE3, Class A3,
5.805%, 10/25/36(a)(c)	173,476	167,208
GSAA Trust
Series 2006-S1, Class 1A1,
1.076%, 1/25/37(a)(c)	1,245,372	418,278
Hertz Vehicle Financing II LP
Series 2015-2A, Class A,
2.020%, 9/25/19(a)(b)	9,055,000	8,968,805
Home Equity Loan Trust
Series 2003-HS3, Class A2A,
1.036%, 8/25/33(a)(c)	3,253	3,167
Series 2005-HS1, Class AI3,
4.830%, 9/25/35(a)(c)	1,246,622	1,244,476
Series 2006-HSA2, Class AI3,
5.550%, 3/25/36(a)(c)	4,843,666	2,902,567
Hyundai Auto Receivables Trust
Series 2016-B, Class A2,
1.120%, 10/15/19(a)	20,067,000	20,044,405
MSCC Heloc Trust
Series 2007-1, Class A,
0.706%, 12/25/31(a)(c)	3,074,534	3,065,821
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2,
1.376%, 1/25/36(a)(b)(c)	492,542	469,239
RFMSII Trust
Series 2006-HSA1, Class A3,
5.230%, 2/25/36(a)(c)	68,840	68,743
SunTrust Auto Receivables Trust
Series 2015-1A, Class A3,
1.420%, 9/16/19(a)(b)	5,225,000	5,224,331
TOTAL ASSET-BACKED SECURITIES
(Cost $103,251,018) — 6.6%		103,688,366

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 2/11/44(a)(f)	1,267,784	1,268,490

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,284,900) — 0.1%		1,268,490

CORPORATE BONDS — 16.2%
Abbott Laboratories
2.350%, 11/22/19	7,075,000	7,083,341
Ally Financial, Inc.
3.250%, 11/5/18	9,325,000	9,336,656
American Express Credit Corp.
1.700%, 10/30/19(a)	5,500,000	5,446,309
2.600%, 9/14/20(a)	6,435,000	6,488,790
Bank of America Corp.
2.600%, 1/15/19	6,625,000	6,681,631
Bank of America N.A.
1.650%, 3/26/18	6,905,000	6,911,442
1.750%, 6/5/18	7,415,000	7,414,689
2.050%, 12/7/18	2,635,000	2,649,116
Capital One N.A.
1.650%, 2/5/18(a)	6,925,000	6,911,552
2.350%, 8/17/18(a)	3,800,000	3,821,827
Citigroup, Inc.
1.800%, 2/5/18	9,850,000	9,844,494
CNH Industrial Capital, LLC
3.875%, 7/16/18	2,740,000	2,784,525
Continental Airlines 2007-1 Class A Pass-Through Trust
5.983%, 10/19/23	1,901,211	2,100,838
Credit Suisse A.G.
1.750%, 1/29/18(d)	4,195,000	4,186,673
1.700%, 4/27/18(d)	8,500,000	8,481,266
Daimler Finance North America, LLC
2.000%, 8/3/18(b)	5,945,000	5,953,228
1.750%, 10/30/19(b)	5,150,000	5,084,126
Energy Transfer Partners LP
4.050%, 3/15/25(a)	6,392,000	6,327,492
Ensco PLC
5.750%, 10/1/44(a)(d)	6,725,000	4,875,625
Ford Motor Credit Co., LLC
2.875%, 10/1/18	15,510,000	15,695,251
2.551%, 10/5/18	5,690,000	5,722,001
2.943%, 1/8/19	8,500,000	8,597,002
Goldman Sachs Group, Inc.
2.750%, 9/15/20(a)	2,750,000	2,761,880
IPALCO Enterprises, Inc.
5.000%, 5/1/18(a)	12,850,000	13,267,625
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	5,485,000	5,534,606
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	10,920,000	10,925,766
Metropolitan Life Global Funding I
1.350%, 9/14/18(b)	14,300,000	14,208,551

(Continued on next page)
DECEMBER 31, 2016	41

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

UNCONSTRAINED BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)
New York Life Global Funding
1.450%, 12/15/17(b)	$6,070,000	$6,075,742
Noble Holding International Ltd.
7.200%, 4/1/25(a)(d)	1,910,000	1,790,625
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	2,287,237	2,553,014
Reliance Standard Life Global Funding II
2.500%, 1/15/20(b)	4,550,000	4,522,400
Transocean, Inc.
6.800%, 3/15/38(d)	10,275,000	7,963,125
US Airways 2010-1 Class A Pass-Through Trust
6.250%, 10/22/24	5,658,577	6,281,020
US Airways 2012-1 Class A Pass-Through Trust
5.900%, 4/1/26	2,990,668	3,334,595
UBS A.G.
1.800%, 3/26/18(d)	10,900,000	10,907,532
UnitedHealth Group, Inc.
1.900%, 7/16/18	6,500,000	6,528,873
Wells Fargo & Co.
2.117%, 10/31/23(a)(c)	13,305,000	13,469,224
TOTAL CORPORATE BONDS
(Cost $249,154,999) — 16.2%		252,522,452

MORTGAGE-BACKED SECURITIES — 7.6%
Fannie Mae Pool
3.000%, 9/25/46(e)	50,490,000	50,157,473
Fannie Mae-Aces
Series 2014-M6, Class FA,
0.907%, 12/25/17(c)	966,798	967,107
Series 2013-M9, Class ASQ2,
1.825%, 6/25/18	11,807,011	11,839,622
Series 2015-M15, Class ASQ1,
0.849%, 1/25/19(f)	5,499,661	5,488,656
Series 2016-M6, Class ASQ1,
1.163%, 6/25/19	7,734,626	7,734,626
Series 2015-M13, Class ASQ1,
0.856%, 9/25/19	355,817	354,925
Series 2016-M1, Class ASQ1,
1.374%, 2/25/21(a)	3,336,083	3,320,937
Series 2014-M1, Class A1,
2.325%, 7/25/23(c)	5,997,568	6,054,899
FHLMC Multifamily Structured Pass-Through Certificates
Series KF15, Class A,
1.426%, 2/25/23(a)(c)	24,166,348	24,196,459
Series KF17, Class A,
1.306%, 3/25/23(a)(c)	8,850,792	8,854,058
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $119,010,432) — 7.6%		118,968,762

OTHER GOVERNMENTS — 0.3%
Petroleos Mexicanos
4.500%, 1/23/26(d)	3,165,000	2,883,315
6.500%, 3/13/27(b)(d)	2,375,000	2,449,812
TOTAL OTHER GOVERNMENTS
(Cost $5,142,000) — 0.3%		5,333,127

U.S. GOVERNMENT AND AGENCIES — 59.1%
United States Treasury Note
0.875%, 1/31/17	37,975,000	37,992,005
0.875%, 2/28/17	297,445,000	297,676,323
1.000%, 3/31/17	179,420,000	179,642,122
0.875%, 4/15/17	138,545,000	138,690,057
0.875%, 3/31/18	34,615,000	34,570,381
1.250%, 10/31/21	91,895,000	89,109,479
1.375%, 8/31/23	46,505,000	44,061,674
1.625%, 10/31/23	51,025,000	49,089,622
1.500%, 8/15/26	58,335,000	53,652,274
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $932,825,617) — 59.1%		924,483,937

SHORT-TERM INVESTMENTS — 12.1%
UMB Money Market Fiduciary, 0.010%	189,688,606	189,688,606

TOTAL SHORT-TERM INVESTMENTS
(Cost $189,688,606) — 12.1%		189,688,606

TOTAL INVESTMENTS
(Cost $1,600,357,572) — 102.0%		1,595,953,740

Liabilities less other assets — (2.0)%		(31,584,534)

TOTAL NET ASSETS — 100.0%
(equivalent to $11.70 per share; unlimited shares of $1.00 par value capital shares authorized; 122,765,156 shares outstanding for Institutional Class; equivalent to $11.76 per share; unlimited shares of $1.00 par value capital shares authorized; 10,891,599 shares outstanding for Class Y)		$1,564,369,206

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

(a)	Callable.

(b)	Rule 144A restricted security. Total value of these securities is $66,166,393 which represents 4.2% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)Variable, floating, or step rate security (presented at the current rate as of period end).

(d)	Foreign security denominated in U.S. dollars.

(e)	To-be-announced security.

(f)Security has been earmarked as commitment for to-be-announced securities.

42	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

UNCONSTRAINED BOND FUND (Continued)

FORWARD CONTRACTS

							Unrealized
						Value at	Appreciation
Counterparty	Currency Purchased		Currency Sold		Settlement Date	December 31, 2016	(Depreciation)
JP Morgan	MXN	333,100,000	USD	15,655,824	6/28/2017	$15,654,115	$(1,709)
TOTAL FORWARD CONTRACTS						$15,654,115	$(1,709)

FUTURES CONTRACTS

		Number of			Unrealized
		Contracts	Value at	Value at	Appreciation
Description	Expiration Date	Long (Short)	Trade Date	December 31, 2016	(Depreciation)
U.S. 10 Year Treasury Note	March 2017	595	$74,384,180	$73,947,344	$(436,836)
Euro-Bund Futures	March 2017	(350)	(59,537,869)	(60,476,325)	(938,456)
TOTAL FUTURES CONTRACTS			$14,846,311	$13,471,019	$(1,375,292)

See accompanying Notes to Financial Statements.
DECEMBER 31, 2016	43

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (Unaudited)

(in thousands except per share data)

		Emerging
	International	Markets
	Fund	Fund

ASSETS:
Investments, at cost	$905,393	$24,361
Foreign currency at cost	—	4
Investments, at value	$1,215,203	$24,048
Foreign currency at value	16	4
Cash	866	1,188
Receivables:
Investments sold	5,054	—
Fund shares sold	343	8
Dividends	3,828	22
Interest	4	—
Due from Advisor(a)	—	—
Prepaid and other assets	47	15
Total assets	1,225,361	25,285
LIABILITIES:
Payables:
Investments purchased	—	—
Fund shares redeemed	7,641	—
Dividends	—	—
Accrued investment advisory fees	835	5
Accrued transfer agent and related service fees and expenses	418	8
Accrued custody fees	54	2
Accrued administration and fund accounting fees	30	1
Accrued administrative fees	55	1
Accrued auditing fees	10	19
Other accrued expenses	216	9
Total liabilities	9,259	45
NET ASSETS	$1,216,102	$25,240
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$870,189	$27,709
Accumulated:
Net investment income (loss)	(3,825)	(3)
Net realized gain (loss) on investments, foreign currency transactions and swap contracts	40,247	(2,153)
Net unrealized appreciation (depreciation) on:
Investments	309,810	(313)
Foreign currency translations	(319)	—
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$1,216,102	$25,240
Capital Shares, $1.00 par value:
Authorized	Unlimited	Unlimited
SHARES ISSUED AND OUTSTANDING	58,384	2,621
NET ASSET VALUE PER SHARE	$20.83	$9.63

(a)	Represents amounts due to the Fund from the Advisor, due to Total Annual Fund Operating Expenses exceeding the contractual expense cap in place for each respective Fund. (Note 2.(a))

(b)	Based on unrounded Net Assets and Shares Outstanding.

See accompanying Notes to Financial Statements.

44	SCOUT FUNDS SEMI-ANNUAL REPORT

	Equity				Low Duration
Global Equity	Opportunity		Mid Cap	Small Cap	Bond
Fund	Fund		Fund	Fund	Fund

$8,516	$11,273		$1,068,022	$143,714	$50,405
—	—		—	—	—
$10,139	$12,039		$1,298,933	$206,302	$50,207
—	—		—	—	—
205	81		636	1,681	—

—	42		—	602	415
—	—		559	13	7
12	13		1,061	82	—
—	—		1	—	165
1	—		—	—	2
11	13		41	17	15
10,368	12,188		1,301,231	208,697	50,811

38	90		—	457	1,699
—	21		1,453	310	3
—	—		—	—	2
—	1		862	133	—
6	7		299	47	11
—	—		15	1	2
—	—		30	5	1
1	1		55	9	2
18	15		15	15	15
5	3		149	24	8
68	138		2,878	1,001	1,743
$10,300	$12,050		$1,298,353	$207,696	$49,068

$8,551	$11,103		$1,081,073	$137,971	$49,254

2	(18)		896	(276)	(35)
124	199		(14,527)	7,413	47

1,623	766		230,911	62,588	(198)
—	—		—	—	—
$10,300	$12,050		$1,298,353	$207,696	$49,068

Unlimited	Unlimited		Unlimited	Unlimited	Unlimited
797	1,010		78,173	8,936	4,892
$12.92	$11.94	(b)	$16.61	$23.24	$10.03

(Continued on next page)

DECEMBER 31, 2016	45

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (Unaudited)

(in thousands except per share data)

		Core	Unconstrained
	Core Bond	Plus Bond	Bond
	Fund	Fund	Fund

ASSETS:
Investments, at cost	$218,363	$980,124	$1,600,358
Investments, at value	$215,567	$968,377	$1,595,954
Cash at brokers deposited as margin for open futures contracts	—	611	1,913
Cash at custodian segregated as collateral for to-be-announced securities	—	810	1,308
Receivables:
Investments sold	845	10,826	267,983
Fund shares sold	51	302	4,467
Variation margin on open futures contracts	—	115	366
Interest	947	3,615	5,980
Prepaid and other assets	24	27	49
Total assets	217,434	984,683	1,878,020
LIABILITIES:
Payables:
Investments purchased	20,241	98,295	311,078
Fund shares redeemed	59	1,580	1,571
Unrealized depreciation on open forward contracts	—	—	2
Dividends	1	376	111
Accrued investment advisory fees	24	161	399
Accrued transfer agent and related service fees and expenses	17	25	165
Accrued custody fees	2	6	7
Accrued administration and fund accounting fees	4	21	35
Accrued administrative fees	8	38	64
Accrued auditing fees	15	15	15
Accrued distribution fees	8	48	63
Accrued shareholder servicing fees	—	6	—
Other accrued expenses	16	60	141
Total liabilities	20,395	100,631	313,651
NET ASSETS	$197,039	$884,052	$1,564,369
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$201,862	$907,903	$1,615,617
Accumulated:
Net investment loss	(132)	(1,476)	(337)
Net realized loss on investments, foreign currency transactions, forward contracts, futures contracts and swap contracts	(1,895)	(10,269)	(45,135)
Net unrealized appreciation (depreciation) on:
Investments	(2,796)	(11,747)	(4,404)
Forward contracts	—	—	(2)
Futures contracts	—	(359)	(1,375)
Foreign currency translations	—	—	5
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$197,039	$884,052	$1,564,369
Capital Shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited
Shares issued and outstanding:
Institutional Class	17,274	26,284	122,765
Class Y	258	2,022	10,892
TOTAL SHARES ISSUED AND OUTSTANDING	17,532	28,306	133,657
NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS	$11.24	$31.23	$11.70
NET ASSET VALUE PER SHARE — CLASS Y	$11.24	$31.22	$11.76

See accompanying Notes to Financial Statements.

46	SCOUT FUNDS SEMI-ANNUAL REPORT

This page left blank intentionally.

DECEMBER 31, 2016	47

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2016 (Unaudited)

(in thousands)

		Emerging
	International	Markets
	Fund	Fund

INVESTMENT INCOME:
Dividend income	$12,841 (a)	$169 (a)
Interest income	25	—
Total investment income	12,866	169
EXPENSES:
Investment advisory fees	5,459	99
Administration and fund accounting fees	189	3
Transfer agent and related service fees and expenses	1,191	27
Custody fees	114	20
Auditing fees	18	17
Federal and state registration fees	28	11
Reports to shareholders.	116	3
Administrative fees	346	6
Insurance fees	13	—
Directors’ fees	45	1
Distribution fees	—	—
Shareholder servicing fees	—	—
Pricing expenses	14	9
Other expenses	118	6
Total expenses before waiver	7,651	202
Waiver of fees and/or other expenses assumed by Advisor	—	(74)
Net expenses	7,651	128
Net investment income (loss)	5,215	41
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY,
FORWARD CONTRACTS, FUTURES CONTRACTS AND SWAP CONTRACTS:
Net realized gain (loss) on:
Investments	123,949	334
Foreign currency transactions	(897)	(16)
Futures contracts	—	—
Swap contracts	—	—
Net increase (decrease) in unrealized appreciation/depreciation on:
Investments	(47,719)	(1,103)
Foreign currency translations	(8)	—
Forward contracts	—	—
Futures contracts	—	—
Swap contracts	—	—
Net increase from payment by affiliates (Note 2.(a))	—	— (b)
Net realized and unrealized gain (loss) on investments, foreign currency, forward contracts, future contracts and swap contracts	75,325	(785)
Net increase (decrease) in net assets resulting from operations	$80,540	$(744)

(a)	Net of foreign tax withholding of (in thousands) $612, $10, $1, $0 and $3, respectively.

(b)	Amount represents less than (in thousands) $1.

See accompanying Notes to Financial Statements.

48	SCOUT FUNDS SEMI-ANNUAL REPORT

		Equity				Low Duration		Core	Unconstrained
Global Equity		Opportunity	Mid Cap		Small Cap	Bond	Core Bond	Plus Bond	Bond
Fund		Fund	Fund		Fund	Fund	Fund	Fund	Fund

$71	(a)	$61 (a)	$9,587	(a)	$802	$—	$—	$—	$—
—		—	7		—	375	1,779	7,687	9,432
71		61	9,594		802	375	1,779	7,687	9,432

41		49	4,962		767	73	409	1,921	4,512
1		2	170		27	6	27	128	201
17		21	944		164	32	94	285	672
3		2	36		5	5	8	23	29
17		15	15		14	15	14	14	15
9		11	23		11	12	16	24	40
2		3	64		13	2	5	13	49
3		3	311		50	12	50	235	368
—		—	11		2	—	2	8	12
—		—	38		6	1	6	29	43
—		—	—		—	—	4	111	140
—		—	—		—	—	2	53	—
7		3	6		4	25	15	18	13
5		3	69		14	5	14	54	81
105		112	6,649		1,077	188	666	2,916	6,175
(49)		(41)	—		—	(91)	(251)	(831)	(2,247)
56		71	6,649		1,077	97	415	2,085	3,928
15		(10)	2,945		(275)	278	1,364	5,602	5,504

315		747	50,998		7,456	36	(179)	850	9,367
—		—	—		—	—	—	(22)	(114)
—		—	—		—	—	—	(2,358)	(812)
—		—	—		—	38	88	1,631	4,699

483		272	95,147		18,106	(386)	(6,810)	(30,403)	(16,226)
—		—	—		—	—	—	1	7
—		—	—		—	—	—	—	(2)
—		—	—		—	—	—	1,883	4,315
—		—	—		—	—	(58)	(531)	(1,179)
—		—	—		—	—	—	—	—

798		1,019	146,145		25,562	(312)	(6,959)	(28,949)	55
$813		$1,009	$149,090		$25,287	$(34)	$(5,595)	$(23,347)	$5,559

DECEMBER 31, 2016	49

STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	International Fund		Emerging Markets Fund
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	December 31, 2016	Year Ended	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,215	$36,153	$41	$136
Net realized gain (loss) on investments, foreign currency transactions and swap contracts	123,052	538,431	318	(2,269)
Net increase (decrease) in unrealized appreciation/depreciation on investments and foreign currencies translations	(47,727)	(899,742)	(1,103)	1,390
Net increase (decrease) in net assets resulting from operations	80,540	(325,158)	(744)	(743)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(11,281)	(43,420)	(87)	(95)
Net realized gain on securities	(178,101)	(598,526)	—	(79)
Total distributions to shareholders	(189,382)	(641,946)	(87)	(174)
CAPITAL SHARE TRANSACTIONS:
Shares sold	43,545	154,841	6,863	7,638
Shares issued for reinvestment of distributions	181,260	596,860	83	160
Shares redeemed	(384,120)	(3,075,299)	(996)	(5,695)
Net increase (decrease) from capital share transactions	(159,315)	(2,323,598)	5,950	2,103
Net increase (decrease) in net assets	(268,157)	(3,290,702)	5,119	1,186
NET ASSETS:
Beginning of period	1,484,259	4,774,961	20,121	18,935
End of period	$1,216,102	$1,484,259	$25,240	$20,121
Accumulated net investment income (loss)	(3,825)	2,241	(3)	43
TRANSACTIONS IN SHARES:
Shares sold	1,841	5,778	664	817
Shares reinvested	8,782	26,108	9	18
Shares redeemed	(16,505)	(109,343)	(99)	(606)
Net increase (decrease)	(5,882)	(77,457)	574	229

See accompanying Notes to Financial Statements.

50	SCOUT FUNDS SEMI-ANNUAL REPORT

Global Equity Fund		Equity Opportunity Fund		Mid Cap Fund		Small Cap Fund		Low Duration Bond Fund
For the		For the		For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
December 31, 2016	Year Ended	December 31, 2016	Year Ended	December 31, 2016	Year Ended	December 31, 2016	Year Ended	December 31, 2016	Year Ended
(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016

$15	$60	$(10)	$(7)	$2,945	$18,497	$(275)	$(680)	$278	$547
315	77	747	(71)	50,998	(22,423)	7,456	14,131	74	48

483	(687)	272	(596)	95,147	31,225	18,106	(27,982)	(386)	240
813	(550)	1,009	(674)	149,090	27,299	25,287	(14,531)	(34)	835

(21)	(53)	—	—	(3,215)	(15,463)	—	—	(323)	(608)
(21)	(512)	(481)	(370)	(23,066)	(99,754)	(9,176)	(29,639)	—	—
(42)	(565)	(481)	(370)	(26,281)	(115,217)	(9,176)	(29,639)	(323)	(608)

290	804	363	6,424	93,540	216,825	4,026	17,218	4,938	13,388
37	504	481	370	23,316	101,042	8,913	29,048	313	608
(571)	(905)	(2,545)	(3,643)	(233,777)	(522,006)	(18,983)	(53,275)	(3,680)	(13,644)
(244)	403	(1,701)	3,151	(116,921)	(204,139)	(6,044)	(7,009)	1,571	352
527	(712)	(1,173)	2,107	5,888	(292,057)	10,067	(51,179)	1,214	579

9,773	10,485	13,223	11,116	1,292,465	1,584,522	197,629	248,808	47,854	47,275
$10,300	$9,773	$12,050	$13,223	$1,298,353	$1,292,465	$207,696	$197,629	$49,068	$47,854
2	8	(18)	(8)	896	1,166	(276)	(1)	(35)	10

24	62	30	543	5,824	14,816	175	775	491	1,335
3	41	40	33	1,399	7,136	382	1,364	31	60
(46)	(72)	(210)	(325)	(14,878)	(35,054)	(836)	(2,273)	(365)	(1,356)
(19)	31	(140)	251	(7,655)	(13,102)	(279)	(134)	157	39

DECEMBER 31, 2016	51

STATEMENTS OF CHANGES IN NET ASSETS

(in thousands)

	Core Bond Fund		Core Plus Bond Fund		Unconstrained Bond Fund
	For the		For the		For the
	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
	December 31, 2016	Year Ended	December 31, 2016	Year Ended	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,364	$3,348	$5,602	$14,697	$5,504	$26,648
Net realized gain (loss) on investments, foreign currency transactions, forward contracts, futures contracts and swap contracts	(91)	4,857	101	16,666	13,140	25,424
Net increase (decrease) in unrealized appreciation/depreciation on investments, forward contracts, futures contracts and swap contracts	(6,868)	3,842	(29,050)	13,978	(13,085)	1,845
Net increase (decrease) in net assets resulting from operations	(5,595)	12,047	(23,347)	45,341	5,559	53,917
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Institutional Class	(1,527)	(3,498)	(6,342)	(12,828)	(6,464)	(11,188)
Class Y	(20)	(45)	(452)	(759)	(309)	—
Net realized gain on securities:
Institutional Class	(4,146)	—	(19,296)	(10,803)	—	—
Class Y	(63)	—	(1,508)	(719)	—	—
Total distributions to shareholders	(5,756)	(3,543)	(27,598)	(25,109)	(6,773)	(11,188)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Shares sold	21,085	34,723	125,089	346,503	295,530	437,961
Shares issued for reinvestment of distributions	5,399	3,277	20,349	19,085	6,165	10,638
Shares redeemed	(25,488)	(52,524)	(121,919)	(178,801)	(145,556)	(684,024)
Net increase (decrease) from capital share transactions	996	(14,524)	23,519	186,787	156,139	(235,425)
Class Y:
Shares sold	300	1,352	29,196	52,632	60,507	47,003
Shares issued for reinvestment of distributions	83	45	1,876	1,438	295	—
Shares redeemed	(956)	(1,554)	(45,118)	(30,732)	(24,442)	(218,189)
Net increase (decrease) from capital share transactions	(573)	(157)	(14,046)	23,338	36,360	(171,186)
Net increase (decrease) from capital share transactions	423	(14,681)	9,473	210,125	192,499	(406,611)
Net increase (decrease) in net assets	(10,928)	(6,177)	(41,472)	230,357	191,285	(363,882)
NET ASSETS:
Beginning of period	207,967	214,144	925,524	695,167	1,373,084	1,736,966
End of period	$197,039	$207,967	$884,052	$925,524	$1,564,369	$1,373,084
Accumulated net investment income (loss)	(132)	51	(1,476)	(284)	(337)	932
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	1,798	2,994	3,823	10,793	25,163	38,392
Shares reinvested	479	283	650	600	526	924
Shares redeemed	(2,170)	(4,545)	(3,785)	(5,583)	(12,387)	(60,267)
Net increase (decrease)	107	(1,268)	688	5,810	13,302	(20,951)
Class Y:
Shares sold	25	116	887	1,630	5,128	4,143
Shares reinvested	7	4	60	45	25	—
Shares redeemed	(82)	(135)	(1,395)	(961)	(2,073)	(19,358)
Net increase (decrease)	(50)	(15)	(448)	714	3,080	(15,215)
Net increase (decrease)	57	(1,283)	240	6,524	16,382	(36,166)

See accompanying Notes to Financial Statements.

52	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT INTERNATIONAL FUND

	For the Six Months Ended
	December 31, 2016		For the Years Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$23.10		$33.69	$37.81	$33.52	$29.24	$33.70

Income from investment operations:
Net investment income	0.09	(a)	0.56	0.65	0.50	0.44	0.47
Net realized and unrealized gain (loss) on securities	1.19		(3.41)	(1.59)	4.29	4.49	(4.47)

Total from investment operations	1.28		(2.85)	(0.94)	4.79	4.93	(4.00)

Distributions from:
Net investment income	(0.21)		(0.59)	(0.60)	(0.50)	(0.65)	(0.46)
Net realized gain on securities	(3.34)		(7.15)	(2.58)	—	—	—

Total distributions	(3.55)		(7.74)	(3.18)	(0.50)	(0.65)	(0.46)

Net asset value, end of period	$20.83		$23.10	$33.69	$37.81	$33.52	$29.24

Total return	5.69	%(b)	(7.89)%	(2.22)%	14.30%	16.86%	(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,216		$1,484	$4,775	$8,580	$9,202	$7,506
Ratio of expenses to average net assets	1.08	%(c)	1.05%	1.02%	1.01%	1.01%	0.99%
Ratio of net investment income to average net assets	0.74	%(c)	1.38%	1.48%	1.23%	1.39%	1.61%
Portfolio turnover rate	8	%(b)	23%	17%	12%	31%	20%

(a) Based on average shares outstanding for the period.

(b) Not annualized.

(c) Annualized.

SCOUT EMERGING MARKETS FUND (Fund Inception October 15, 2012)

	For the Six Months Ended					For the
	December 31, 2016		For the Years Ended June 30,			Period Ended
	(Unaudited)		2016	2015	2014	June 30, 2013
Net asset value, beginning of period	$9.83		$10.41	$11.96	$11.09	$10.00

Income from investment operations:
Net investment income	0.02	(a)	0.07	0.04	0.06	0.03
Net realized and unrealized gain (loss) on securities	(0.19)		(0.56)	(1.20)	1.07	1.08

Total from investment operations	(0.17)		(0.49)	(1.16)	1.13	1.11

Distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.04)	(0.02)
Net realized gain on securities	—		(0.04)	(0.36)	(0.22)	—

Total distributions	(0.03)		(0.09)	(0.39)	(0.26)	(0.02)

Net asset value, end of period	$9.63		$9.83	$10.41	$11.96	$11.09

Total return	(1.69	)%(b)	(4.63)%	(9.78)%	10.38%	11.14	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25		$20	$19	$13	$12
Ratio of expenses to average net assets:
Net of waivers(c)	1.10	%(d)	1.10%	1.19%	1.40%	1.40	%(d)
Before waivers	1.74	%(d)	2.42%	2.64%	3.21%	3.40	%(d)
Ratio of net investment income (loss) to average net assets:
Net of waivers(c)	0.35	%(d)	0.79%	0.50%	0.58%	0.52	%(d)
Before waivers	(0.29	)%(d)	(0.53)%	(0.95)%	(1.23)%	(1.48	)%(d)
Portfolio turnover rate	23	%(b)	51%	71%	66%	61	%(b)

(a) Based on average shares outstanding for the period.

(b) Not annualized.

(c) Prior to October 31, 2014, the Advisor had contractually agreed to limit the operating expenses of the Fund to 1.40%. Effective October 31, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.

(d) Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2016	53

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT GLOBAL EQUITY FUND

	For the Six Months Ended
	December 31, 2016		For the Years Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.97		$13.35	$13.16	$11.02	$9.29	$10.00

Income from investment operations:
Net investment income	0.02	(a)	0.07	0.06	0.06	0.07	0.06
Net realized and unrealized gain (loss) on securities	0.98		(0.75)	0.47	2.15	1.73	(0.71)

Total from investment operations	1.00		(0.68)	0.53	2.21	1.80	(0.65)

Distributions from:
Net investment income	(0.02)		(0.07)	(0.06)	(0.07)	(0.07)	(0.06)
Net realized gain on securities	(0.03)		(0.63)	(0.28)	—	—	—

Total distributions	(0.05)		(0.70)	(0.34)	(0.07)	(0.07)	(0.06)

Net asset value, end of period	$12.92		$11.97	$13.35	$13.16	$11.02	$9.29

Total return	8.38	%(b)	(5.20)%	4.13%	20.07%	19.41%	(6.46)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10		$10	$10	$9	$7	$5
Ratio of expenses to average net assets:
Net of waivers(c)	1.10	%(d)	1.10%	1.19%	1.40%	1.40%	1.40%
Before waivers	2.06	%(d)	2.97%	3.23%	3.87%	4.80%	5.25%
Ratio of net investment income (loss) to average net assets:
Net of waivers(c)	0.29	%(d)	0.59%	0.55%	0.50%	0.75%	0.70%
Before waivers	(0.67	)%(d)	(1.28)%	(1.49)%	(1.97)%	(2.65)%	(3.15)%
Portfolio turnover rate	34	%(b)	58%	38%	81%	110%	168%

(a) Based on average shares outstanding for the period.

(b) Not annualized.

(c) Prior to October 31, 2014, the Advisor had contractually agreed to limit the operating expenses of the Fund to 1.40%. Effective October 31, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.

(d) Annualized.

SCOUT EQUITY OPPORTUNITY FUND (Fund Inception March 28, 2014)

	For the Six Months Ended				For the
	December 31, 2016		For the Years Ended June 30,		Period Ended
	(Unaudited)		2016	2015	June 30, 2014
Net asset value, beginning of period	$11.50		$12.36	$10.97	$10.00

Income from investment operations:
Net investment loss	(0.01	)(a)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on securities	0.94		(0.55)	1.56	0.98

Total from investment operations	0.93		(0.56)	1.55	0.97

Distributions from:
Net investment income	—		—	— (b)	—
Net realized gain on securities	(0.49)		(0.30)	(0.16)	—

Total distributions	(0.49)		(0.30)	(0.16)	—

Net asset value, end of period	$11.94		$11.50	$12.36	$10.97

Total return	8.08	%(c)	(4.47)%	14.28%	9.70	%(c)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12		$13	$11	$7
Ratio of expenses to average net assets:
Net of waivers(d)	1.10	%(e)	1.10%	1.14%	1.25	%(e)
Before waivers	1.73	%(e)	2.29%	3.75%	5.87	%(e)
Ratio of net investment loss to average net assets:
Net of waivers(d)	(0.15	)%(e)	(0.05)%	(0.06)%	(0.21	)%(e)
Before waivers	(0.78	)%(e)	(1.24)%	(2.67)%	(4.83	)%(e)
Portfolio turnover rate	86	%(c)	140%	84%	14	%(c)

(a) Based on average shares outstanding for the period.

(b) Resulted in less than $0.005 per share.

(c) Not annualized.

(d) Prior to October 31, 2014, the Advisor had contractually agreed to limit the operating expenses of the Fund to 1.25%. Effective October 31, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%

(e) Annualized.

See accompanying Notes to Financial Statements.

54	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT MID CAP FUND

	For the Six Months Ended
	December 31, 2016		For the Years Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.06		$16.02	$18.79	$15.75	$13.25	$14.68

Income from investment operations:
Net investment income	0.04	(a)	0.21	0.03	— (b)	0.14	0.09
Net realized and unrealized gain (loss) on securities	1.85		0.13	0.30	3.99	2.67	(0.86)

Total from investment operations	1.89		0.34	0.33	3.99	2.81	(0.77)

Distributions from:
Net investment income	(0.04)		(0.17)	(0.02)	— (b)	(0.11)	(0.08)
Net realized gain on securities	(0.30)		(1.13)	(3.08)	(0.95)	(0.20)	(0.58)

Total distributions	(0.34)		(1.30)	(3.10)	(0.95)	(0.31)	(0.66)

Net asset value, end of period	$16.61		$15.06	$16.02	$18.79	$15.75	$13.25

Total return	12.55	%(c)	2.69%	2.42%	25.75%	21.53%	(4.94)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,298		$1,292	$1,585	$2,538	$1,601	$1,241
Ratio of expenses to average net assets	1.04	%(d)	1.04%	1.04%	1.02%	1.07%	1.06%
Ratio of net investment income to average net assets	0.46	%(d)	1.34%	0.17%	0.01%	0.97%	0.71%
Portfolio turnover rate	41	%(c)	161%	158%	134%	127%	217%

(a) Based on average shares outstanding for the period.

(b) Resulted in less than $0.005 per share.

(c) Not annualized.

(d) Annualized.

SCOUT SMALL CAP FUND

	For the Six Months Ended
	December 31, 2016		For the Years Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.45		$26.61	$24.49	$20.55	$15.82	$16.88

Income from investment operations:
Net investment income (loss)	(0.03	)(a)	(0.07)	(0.07)	(0.04)	0.02	0.02
Net realized and unrealized gain (loss) on securities	2.89		(1.55)	2.37	3.98	4.77	(1.08)

Total from investment operations	2.86		(1.62)	2.30	3.94	4.79	(1.06)

Distributions from:
Net investment income	—		—	—	—	(0.06)	—
Net realized gain on securities	(1.07)		(3.54)	(0.18)	—	—	—

Total distributions	(1.07)		(3.54)	(0.18)	—	(0.06)	—

Net asset value, end of period	$23.24		21.45	$26.61	$24.49	$20.55	$15.82

Total return	13.30	%(b)	(6.01)%	9.44%	19.17%	30.39%	(6.28)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$208		$198	$249	$251	$244	$230
Ratio of expenses to average net assets	1.05	%(c)	1.13%	1.12%	1.12%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets	(0.27	)%(c)	(0.32)%	(0.27)%	(0.15)%	0.14%	0.09%
Portfolio turnover rate	8	%(b)	16%	22%	17%	23%	38	%(d)

(a) Based on average shares outstanding for the period.

(b) Not annualized.

(c) Annualized.

(d) The denominator in the portfolio turnover calculation does not include the value of securities previously owned by the TrendStar Small Cap Fund, which was reorganized into the Small Cap Fund effective as of the close of business on September 30, 2011.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2016	55

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT LOW DURATION BOND FUND (Fund Inception August 29, 2012)

	For the Six Months Ended					For the
	December 31, 2016		For the Years Ended June 30,			Period Ended
	(Unaudited)		2016	2015	2014	June 30, 2013
Net asset value, beginning of period	$10.11		$10.07	$10.12	$10.02	$10.00

Income from investment operations:
Net investment income	0.06	(a)	0.11	0.11	0.10	0.14
Net realized and unrealized gain (loss) on securities	(0.07)		0.05	(0.01)	0.14	0.02

Total from investment operations	(0.01)		0.16	0.10	0.24	0.16

Distributions from:
Net investment income	(0.07)		(0.12)	(0.13)	(0.13)	(0.14)
Net realized gain on securities	—		—	(0.02)	(0.01)	—	(b)

Total distributions	(0.07)		(0.12)	(0.15)	(0.14)	(0.14)

Net asset value, end of period	$10.03		$10.11	$10.07	$10.12	$10.02

Total return	(0.12	)%(c)	1.60%	1.01%	2.38%	1.60	%(c)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$49		$48	$47	$27	$34
Ratio of expenses to average net assets:
Net of waivers	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)
Before waivers	0.78	%(d)	0.92%	1.03%	0.97%	1.73	%(d)
Ratio of net investment income to average net assets:
Net of waivers	1.15	%(d)	1.07%	1.10%	1.02%	1.49	%(d)
Before waivers	0.77	%(d)	0.55%	0.47%	0.45%	0.15	%(d)
Portfolio turnover rate	25	%(c)	94%	69%	170%	121	%(c)

(a) Based on average shares outstanding for the period.

(b) Resulted in less than $0.005 per share.

(c) Not annualized.

(d) Annualized.

See accompanying Notes to Financial Statements.

56	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE BOND FUND — INSTITUTIONAL CLASS

	For the Six Months Ended
	December 31, 2016		For the Years Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.90		$11.42	$11.50	$11.41	$11.61	$11.31

Income from investment operations:
Net investment income	0.08	(a)	0.18	0.14	0.15	0.13	0.20
Net realized and unrealized gain (loss) on securities	(0.40)		0.49	(0.07)	0.15	0.01	0.71

Total from investment operations	(0.32)		0.67	0.07	0.30	0.14	0.91

Distributions from:
Net investment income	(0.09)		(0.19)	(0.15)	(0.17)	(0.15)	(0.22)
Net realized gain on securities	(0.25)		—	—	(0.04)	(0.19)	(0.39)

Total distributions	(0.34)		(0.19)	(0.15)	(0.21)	(0.34)	(0.61)

Net asset value, end of period	$11.24		$11.90	$11.42	$11.50	$11.41	$11.61

Total return	(2.70	)%(b)	6.00%	0.61%	2.65%	1.20%	8.24%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$194		$204	$210	$219	$259	$170
Ratio of expenses to average net assets:
Net of waivers	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Before waivers	0.65	%(c)	0.62%	0.61%	0.62%	0.64%	0.67%
Ratio of net investment income to average net assets:
Net of waivers	1.34	%(c)	1.62%	1.21%	1.32%	1.13%	1.69%
Before waivers	1.09	%(c)	1.40%	1.00%	1.10%	0.89%	1.42%
Portfolio turnover rate	221	%(b)	453%	158%	636%	607%	586%

(a) Based on average shares outstanding for the period.

(b) Not annualized.

(c) Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2016	57

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE BOND FUND — CLASS Y

	For the Six Months Ended
	December 31, 2016		For the Years Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.90		$11.42	$11.50	$11.40	$11.61	$11.30

Income from investment operations:
Net investment income	0.06	(a)	0.15	0.10	0.11	0.10	0.18
Net realized and unrealized gain (loss) on securities	(0.40)		0.49	(0.07)	0.16	— (b)	0.71

Total from investment operations	(0.34)		0.64	0.03	0.27	0.10	0.89

Distributions from:
Net investment income	(0.07)		(0.16)	(0.11)	(0.13)	(0.12)	(0.19)
Net realized gain on securities	(0.25)		—	—	(0.04)	(0.19)	(0.39)

Total distributions	(0.32)		(0.16)	(0.11)	(0.17)	(0.31)	(0.58)

Net asset value, end of period	$11.24		$11.90	$11.42	$11.50	$11.40	$11.61

Total return	(2.88	)%(c)	5.63%	0.24%	2.34%	0.83%	8.06%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3		$4	$4	$4	$6	$2
Ratio of expenses to average net assets:
Net of waivers	0.78	%(d)	0.75%	0.76%	0.79%	0.71%	0.57%
Before waivers	0.96	%(d)	0.97%	0.97%	1.01%	0.95%	0.84%
Ratio of net investment income to average net assets:
Net of waivers	0.96	%(d)	1.27%	0.85%	0.93%	0.82%	1.52%
Before waivers	0.78	%(d)	1.05%	0.64%	0.71%	0.58%	1.25%
Portfolio turnover rate	221	%(c)	453%	158%	636%	607%	586%

(a) Based on average shares outstanding for the period.

(b) Resulted in less than $0.005 per share.

(c) Not annualized.

(d) Annualized.

See accompanying Notes to Financial Statements.

58	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE PLUS BOND FUND — INSTITUTIONAL CLASS

	For the Six Months Ended
	December 31, 2016		For the Years Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$32.98		$32.27	$32.30	$31.94	$33.03	$31.97

Income from investment operations:
Net investment income	0.20	(a)	0.60	0.39	0.49	0.55	0.76
Net realized and unrealized gain (loss) on securities	(0.98)		1.14	(0.01)	0.44	0.35	2.51

Total from investment operations	(0.78)		1.74	0.38	0.93	0.90	3.27

Distributions from:
Net investment income	(0.24)		(0.56)	(0.38)	(0.44)	(0.56)	(0.92)
Net realized gain on securities	(0.73)		(0.47)	(0.03)	(0.13)	(1.43)	(1.29)

Total distributions	(0.97)		(1.03)	(0.41)	(0.57)	(1.99)	(2.21)

Net asset value, end of period	$31.23		$32.98	$32.27	$32.30	$31.94	$33.03

Total return	(2.34	)%(b)	5.53%	1.19%	2.94%	2.64%	10.61%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$821		$844	$638	$448	$430	$442
Ratio of expenses to average net assets:
Net of waivers	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Before waivers	0.58	%(c)	0.55%	0.56%	0.57%	0.59%	0.56%
Ratio of net investment income to average net assets:
Net of waivers	1.20	%(c)	1.87%	1.22%	1.53%	1.65%	2.25%
Before waivers	1.02	%(c)	1.72%	1.06%	1.36%	1.46%	2.09%
Portfolio turnover rate	278	%(b)	480%	187%	663%	604%	593%

(a) Based on average shares outstanding for the period.

(b) Not annualized.

(c) Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2016	59

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE PLUS BOND FUND — CLASS Y

	For the Six Months Ended
	December 31, 2016		For the Years Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$32.97		$32.27	$32.29	$31.94	$33.03	$31.98

Income from investment operations:
Net investment income	0.14	(a)	0.48	0.26	0.38	0.48	0.80
Net realized and unrealized gain (loss) on securities	(0.98)		1.14	(0.01)	0.43	0.31	2.39

Total from investment operations	(0.84)		1.62	0.25	0.81	0.79	3.19

Distributions from:
Net investment income	(0.18)		(0.45)	(0.24)	(0.33)	(0.45)	(0.85)
Net realized gain on securities	(0.73)		(0.47)	(0.03)	(0.13)	(1.43)	(1.29)

Total distributions	(0.91)		(0.92)	(0.27)	(0.46)	(1.88)	(2.14)

Net asset value, end of period	$31.22		$32.97	$32.27	$32.29	$31.94	$33.03

Total return	(2.53	)%(b)	5.16%	0.79%	2.54%	2.30%	10.34%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$63		$82	$57	$102	$54	$28
Ratio of expenses to average net assets:
Net of waivers	0.77	%(c)	0.74%	0.80%	0.78%	0.75%	0.57%
Before waivers	0.89	%(c)	0.89%	0.96%	0.95%	0.94%	0.73%
Ratio of net investment income to average net assets:
Net of waivers	0.83	%(c)	1.53%	0.82%	1.15%	1.30%	2.09%
Before waivers	0.71	%(c)	1.38%	0.66%	0.98%	1.11%	1.93%
Portfolio turnover rate	278	%(b)	480%	187%	663%	604%	593%

(a) Based on average shares outstanding for the period.

(b) Not annualized.

(c) Annualized.

See accompanying Notes to Financial Statements.

60	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout each period.

SCOUT UNCONSTRAINED BOND FUND — INSTITUTIONAL CLASS (Class Inception September 29, 2011)

	For the Six Months Ended						For the
	December 31, 2016		For the Years Ended June 30,				Period Ended
	(Unaudited)		2016	2015	2014	2013	June 30, 2012

Net asset value, beginning of period	$11.70		$11.32	$11.65	$11.70	$11.02	$10.00

Income from investment operations:
Net investment income	0.04	(a)	0.21	0.08	0.04	0.24	0.35
Net realized and unrealized gain (loss) on securities	0.01		0.27	(0.29)	0.01	1.15	1.22

Total from investment operations	0.05		0.48	(0.21)	0.05	1.39	1.57

Distributions from:
Net investment income	(0.05)		(0.10)	(0.12)	(0.03)	(0.23)	(0.37)
Net realized gain on securities	—		—	—	(0.07)	(0.48)	(0.18)

Total distributions	(0.05)		(0.10)	(0.12)	(0.10)	(0.71)	(0.55)

Net asset value, end of period	$11.70		$11.70	$11.32	$11.65	$11.70	$11.02

Total return	0.47	%(b)	4.28%	(1.77)%	0.44%	12.72%	16.23	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,436		$1,281	$1,477	$1,806	$420	$33
Ratio of expenses to average net assets:
Net of waivers	0.50	%(c)	0.50%	0.50%	0.50%	0.59%	0.99	%(c)
Before waivers	0.80	%(c)	0.82%	0.81%	0.84%	0.96%	1.62	%(c)
Ratio of net investment income to average net assets:
Net of waivers	0.75	%(c)	1.88%	0.79%	0.40%	1.36%	3.60	%(c)
Before waivers	0.45	%(c)	1.56%	0.48%	0.06%	0.99%	2.97	%(c)
Portfolio turnover rate	235	%(b)	615%	116%	422%	140%	224	%(b)

(a) Based on average shares outstanding for the period.

(b) Not annualized.

(c) Annualized.

SCOUT UNCONSTRAINED BOND FUND — CLASS Y (Class Inception December 31, 2012)

	For the Six Months Ended					For the
	December 31, 2016		For the Years Ended June 30,			Period Ended
	(Unaudited)		2016	2015	2014	June 30, 2013

Net asset value, beginning of period	$11.75		$11.30	$11.64	$11.71	$11.62

Income from investment operations:
Net investment income	0.03	(a)	0.13	0.03	0.01	0.11
Net realized and unrealized gain (loss) on securities	0.01		0.32	(0.27)	—(b)	0.09

Total from investment operations	0.04		0.45	(0.24)	0.01	0.20

Distributions from:
Net investment income	(0.03)		—	(0.10)	(0.01)	(0.11)
Net realized gain on securities	—		—	—	(0.07)	—

Total distributions	(0.03)		—	(0.10)	(0.08)	(0.11)

Net asset value, end of period	$11.76		$11.75	$11.30	$11.64	$11.71

Total return	0.34	%(c)	3.98%	(2.05)%	0.12%	1.68	%(c)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$128		$92	$260	$555	$125
Ratio of expenses to average net assets:
Net of waivers	0.80	%(d)	0.79%	0.80%	0.78%	0.77	%(d)
Before waivers	1.10	%(d)	1.11%	1.11%	1.12%	1.17	%(d)
Ratio of net investment income (loss) to average net assets:
Net of waivers	0.45	%(d)	1.59%	0.49%	0.12%	0.84	%(d)
Before waivers	0.15	%(d)	1.27%	0.18%	(0.22)%	0.44	%(d)
Portfolio turnover rate	235	%(c)	615%	116%	422%	140	%(c)

(a) Based on averages shares oustanding for the period.

(b) Resulted in less than $0.05 per share.

(c) Not annualized.

(d) Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2016	61

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Equity Opportunity Fund (“Equity Opportunity” or “Equity Opportunity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”), and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Equity Opportunity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond	High level of total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital
Unconstrained Bond	Maximize total return consistent with the preservation of capital

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, inlcude only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuations — Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an exchange is open for trading on a day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, interest rate swaps and currency swaps, are valued by an independent pricing service. In the absence of an evaluated bid price from an independent pricing service for a debt security (other than short-term instruments maturing within 60 days) or swap, or when a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by Scout Investments, Inc. (the “Advisor”) implementing procedures adopted by, and under the supervision of, the Board of Trustees of the Trust (the “Board”).

Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities or debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Funds, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Advisor’s Valuation Committee shall

62	SCOUT FUNDS SEMI-ANNUAL REPORT

consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Advisor’s Valuation Committee can make the valuation determination with consent of another voting member of the Advisor’s Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Advisor’s Valuation Committee. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 —	quoted prices in active markets for identical securities;
•	Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of December 31, 2016, in valuing the Funds’ assets:

International:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,206,202,371	$—	$—	$1,206,202,371
Short-Term Investments	9,000,000	—	—	9,000,000
Total Investments	$1,215,202,371	$—	$—	$1,215,202,371

Emerging Markets:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Brazil	$1,020,695	$—	$—	$1,020,695
China	2,418,727	—	—	2,418,727
France	521,676	—	—	521,676
India	5,070,943	—	—	5,070,943
Indonesia	1,066,988	—	—	1,066,988
Jordan	547,300	—	—	547,300
Kenya	696,105	—	—	696,105
Malaysia	487,504	—	—	487,504
Mexico	2,583,159	—	—	2,583,159
Philippines	364,600	—	—	364,600
Russia	908,107	—	—	908,107
South Africa	1,003,064	—	—	1,003,064
South Korea	261,450	2,121,564	—	2,383,014
Taiwan	465,900	—	—	465,900
Thailand	887,933	—	—	887,933
Turkey	533,123	—	—	533,123
United States	2,610,205	—	—	2,610,205
Vietnam	478,511	—	—	478,511
Total Investments	$21,925,990	$2,121,564	$—	$24,047,554

Global Equity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,138,703	$—	$—	$10,138,703

Equity Opportunity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,039,104	$—	$—	$12,039,104

Mid Cap:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,289,933,138	$—	$—	$1,289,933,138
Short-Term Investments	9,000,000	—	—	9,000,000
Total Investments	$1,298,933,138	$—	$—	$1,298,933,138

(Continued on next page)

DECEMBER 31, 2016	63

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

Small Cap:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$206,301,942	$—	$—	$206,301,942

Low Duration Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$—	$3,950,736	$—	$3,950,736
Commercial Mortgage-Backed Securities	—	3,133,605	—	3,133,605
Corporate Bonds	—	19,439,715	—	19,439,715
Mortgage-Backed Securities	—	15,259,843	—	15,259,843
U.S. Government and Agencies	—	6,916,118	—	6,916,118
Short-Term Investments	1,507,289	—	—	1,507,289
Total Investments	$1,507,289	$48,700,017	$—	$50,207,306

Core Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$—	$10,730,629	$—	$10,730,629
Commercial Mortgage-Backed Securities	—	7,554,562	—	7,554,562
Corporate Bonds	—	44,614,269	—	44,614,269
Mortgage-Backed Securities	—	66,878,400	—	66,878,400
U.S. Government and Agencies	—	82,372,715	—	82,372,715
Short-Term Investments	3,416,757	—	—	3,416,757
Total Investments	$3,416,757	$212,150,575	$—	$215,567,332

Core Plus Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$52,531,380	$—	$52,531,380
Commercial Mortgage-Backed Securities	—	23,317,480	—	23,317,480
Corporate Bonds	—	153,393,506	—	153,393,506
Mortgage-Backed Securities	—	223,484,770	—	223,484,770
Other Governments	—	3,641,658	—	3,641,658
U.S. Government and Agencies	—	494,753,551	—	494,753,551
Short-Term Investments	17,254,701	—	—	17,254,701
Total Investments	$17,254,701	$951,122,345	$—	$968,377,046
Liabilities
Other Financial Instruments(b)
Futures Contracts	$358,979	$—	$—	$358,979

Unconstrained Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$103,688,366	$—	$103,688,366
Commercial Mortgage-Backed Securities	—	1,268,490	—	1,268,490
Corporate Bonds	—	252,522,452	—	252,522,452
Mortgage-Backed Securities	—	118,968,762	—	118,968,762
Other Governments	—	5,333,127	—	5,333,127
U.S. Government and Agencies	—	924,483,937	—	924,483,937
Short-Term Investments	189,688,606	—	—	189,688,606
Total Investments	$189,688,606	$1,406,265,134	$—	$1,595,953,740
Liabilities
Other Financial Instruments(b)
Forward Contracts	$—	$1,709	$—	$1,709
Futures Contracts	1,375,292	—	—	1,375,292
	$1,375,292	$1,709	$—	$1,377,001

(a) For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.

(b) Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts.

64	SCOUT FUNDS SEMI-ANNUAL REPORT

The Funds did not hold any Level 3 investments during the period ended December 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the period. As of June 30, 2016, the International, Emerging Markets and Global Equity Funds held some Level 2 securities due to the Funds performing a fair value adjustment. As of December 31, 2016, the International and Global Equity Funds held all Level 1 securities and the Emerging Markets Fund held some Level 2 securities due to specific foreign markets observing holiday market closures, resulting in a fair value price utilized in accordance with the Funds’ Pricing and Fair Value Determination Procedures. A security’s classification as Level 1 or Level 2 within the International, Emerging Markets and Global Equity Funds can move on a daily basis throughout the year depending on whether or not a Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Fund calculates its NAV. Per the Funds’ Pricing and Fair Value Determination Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from June 30, 2016 to December 31, 2016, represented by recognizing the December 31, 2016 market value of securities classified as Level 2 as of June 30, 2016 that transferred hierarchies to Level 1 as of December 31, 2016:

	International	Emerging Markets	Global Equity
Transfers into Level 1	$789,264,888	$10,186,905	$1,890,578
Transfers out of Level 1	—	—	—
Net transfers in (out) of Level 1	$789,264,888	$10,186,905	$1,890,578

Transfers into Level 2	$—	$—	$—
Transfers out of Level 2	(789,264,888)	(10,186,905)	(1,890,578)
Net transfers in (out) of Level 2	$(789,264,888)	$(10,186,905)	$(1,890,578)

(b)	Derivatives — The following disclosure provides certain information about the Funds’ derivative and hedging activities. See Notes 6 and 7 regarding other derivative information.

i.	Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

Details of open forward contracts, if any, at period end are included in the Schedules of Investments under the caption “Forward Contracts.”

ii.	Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive

(Continued on next page)

DECEMBER 31, 2016	65

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. Segregated collateral for swap contracts is presented in the Statements of Assets and Liabilities.

Details of swap contracts, if any, at period end are included in the Schedules of Investments under the caption “Swap Contracts.”

iii.	Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures. Margin for Futures is presented in the Statements of Assets and Liabilities.

Details of Futures, if any, at period end are included in the Schedules of Investments under the caption “Futures Contracts.”

For the six months ended December 31, 2016, the average of month-end derivative positions were as follows:

	Low Duration	Core	Core Plus	Unconstrained
	Bond	Bond	Bond	Bond
Forward currency contracts purchased (U.S. Dollar amounts)	$—	$ N/A	$—	$2,236,546
Forward currency contracts sold (U.S. Dollar amounts)	—	N/A	—	—
Futures contracts long position (number of contracts)	—	—	53	169
Futures contracts short position (number of contracts)	—	—	250	1,031
Credit default swap contracts (Notional amount in U.S. Dollars)	$381,429	$1,752,857	$18,890,000	$44,060,000

For the six months ended December 31, 2016, the total number of derivative contracts entered into were as follows:

	Low Duration	Core	Core Plus	Unconstrained
	Bond	Bond	Bond	Bond
Forward currency contracts purchased	—	N/A	—	2
Forward currency contracts sold	—	N/A	—	—
Futures contracts long position	—	—	375	1,200
Futures contracts short position	—	—	230	6,510
Credit default swap contracts	2	—	3	5

66	SCOUT FUNDS SEMI-ANNUAL REPORT

(c)	To-Be-Announced Securities — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitment for to-be-announced securities is presented in the Schedule of Investments. Earmarked commitments for to-be-announced securities, if any, are presented in the Schedule of Investments.

(d)	Security Transactions and Related Investment Income — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk — Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on December 30, 2016.

ii.	Purchases and sales of investment securities, income and expenses — at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statements of Operations.

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes — The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Management of the Funds has analyzed all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years for those Funds which have been in existence fewer than three years. As of and during the six months ended December 31, 2016 the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of June 30, 2016, the following Funds had net capital loss carryovers:

	Emerging	Equity
(in thousands)	Markets	Opportunity	Small Cap

For losses expiring June 30,
2017	$—	$—	$313
2018	—	—	—
2019	—	—	—
Not subject to expiration:
Short-term	1,115	44	—
Long-term	1,038	—	—
	$2,153	$44	$313

	Low Duration	Unconstrained
(in thousands)	Bond	Bond

For losses expiring June 30,
2017	$—	$—
2018	—	—
2019	—	—
Not subject to expiration:
Short-term	—	2,163
Long-term	26	61,802
	$26	$63,965

(Continued on next page)

DECEMBER 31, 2016	67

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended June 30, 2016, the Small Cap, Core Bond and Unconstrained Bond Funds utilized (in thousands) $313, $2,031 and $24,121, respectively, of their capital loss carryovers.

Included in the net capital loss carryovers for the Small Cap Fund is (in thousands) $313 of capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger. During the fiscal year ended June 30, 2012, the Small Cap Fund forfeited (in thousands) $31,941 of capital loss carryovers acquired from the TrendStar Small Cap Fund due to the change in ownership rules in the tax law.

The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period under the Regulated Investment Company Modernization Act of 2010. However, any losses incurred during those post-enactment years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2016, the Global Equity and Mid Cap Funds had (in thousands) $157 and $10,620 of post-October capital losses, respectively, which are deferred until July 1, 2016 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of June 30, 2016, the Equity Opportunity Fund had (in thousands) $8 of qualified late-year ordinary losses, which are deferred until fiscal year 2017 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

(g)	Distributions to Shareholders — Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from GAAP. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

(h)	Amortization — Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(i)	Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(j)	Guarantees and Indemnifications — In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(k)	Multiple Share Classes – Bond Funds — The Core Bond, Core Plus Bond and Unconstrained Bond Funds each offer two classes of shares (Institutional Class and Class Y). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

(l)	Segregation and Collateralization — In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either delivers collateral or segregates assets in connection with certain investments (e.g., foreign currency exchange contracts, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments.

2.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(a)	Investment Advisory Fees — The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Each of the Funds were subject to fees at the following annual rates under the Agreement for the period from July 1, 2016 through December 31, 2016:

International — 0.80% of the first $1 billion of average daily net assets and 0.70% of average daily net assets over $1 billion.

Emerging Markets — 0.85% of average daily net assets.

Global Equity — 0.80% of average daily net assets.

Equity Opportunity — 0.75% of average daily net assets.

Mid Cap — 0.80% of the first $1 billion of average daily net assets and 0.70% of average daily net assets over $1 billion.

Small Cap — 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets over $1 billion.

Low Duration Bond — 0.30% of average daily net assets.

Core Bond and Core Plus Bond — 0.40% of the respective Fund’s average daily net assets.

Unconstrained Bond — 0.60% of the first $3 billion of average daily net assets and 0.55% of average daily net assets over $3 billion.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2017 for the Emerging Markets, Global Equity, Equity Opportunity, Mid Cap and Low Duration Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses and, with respect to the Low Duration Bond Fund, excluding any short sale dividend and interest expenses) do not exceed 1.10%, 1.10%, 1.10%, 1.40% and 0.40%, respectively, of each Fund’s average daily net assets. Prior to October 31, 2014, the Advisor had agreed to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses for the

68	SCOUT FUNDS SEMI-ANNUAL REPORT

Emerging Markets, Global Equity and Equity Opportunity Funds to the extent necessary so that Total Annual Fund Operating Expenses did not exceed 1.40%, 1.40% and 1.25%, respectively, of each Fund’s average daily net assets. Effective October 31, 2016, the Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2017 for the Core Bond and Core Plus Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, short sale dividend and interest expenses, and non-routine expenses) do not exceed 0.40% of the average daily net assets of the Institutional Class shares of the Funds and 0.80% of the average daily net assets of the Class Y shares of the Funds. Prior to October 31, 2016, the Advisor had agreed to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2016 for the Core Bond and Core Plus Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, non-routine expenses, Rule 12b-1 fees, shareholder servicing fees, and short sale dividend and interest expenses) did not exceed 0.40% of each Fund’s average daily net assets. The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2017 for the Unconstrained Bond Fund to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, short sale dividend and interest expenses, and non-routine expenses) do not exceed 0.50% of the average daily net assets of the Institutional Class shares and 0.80% of the average daily net assets of the Class Y shares. After their expiration date, the Trust’s Board and the Advisor may agree to continue, modify or terminate the expense limitation arrangements.

Under the expense limitation agreements described above, if Total Annual Fund Operating Expenses would fall below the current expense limit, the Advisor may cause a Fund’s expenses to remain at the current expense limit while it is reimbursed for fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund, provided that such reimbursement will not cause a Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses assumed.

The advisor reimbursed the Emerging Markets Fund for a loss from an investment trading error in the amount of less than $1 (in thousands). This amount is reported on the Fund’s Statement of Operations under the caption “Net increase from payments by affiliates.” This reimbursement had no impact to the Fund’s performance.

(b)	Administrative Fees — The Trust, on behalf of the Funds, has entered into an Administrative Services Agreement with the Advisor for administrative services the Advisor provides to the Funds.

For the period from July 1, 2016 through December 31, 2016, each of the Funds were subject to a fee, payable monthly, at the following annual rates based on the aggregate average daily net assets of the Funds – 0.05% of the Funds’ first $5 billion of aggregate average daily net assets, 0.04% of the Funds’ next $1 billion of aggregate average daily net assets, 0.03% of the Funds’ next $1 billion of aggregate average daily net assets, 0.02% of the Funds’ next $1 billion of aggregate average daily net assets, and 0.01% of the Funds’ aggregate average daily net assets in excess of $8 billion.

The fees are allocated proportionately between the Funds each month based on their share of the Funds’ aggregate assets.

(c)	Administration and Fund Accounting Fees — The Trust, on behalf of the Funds, has entered into an Administration and Fund Accounting Agreement (the “Agreement”) with UMB Fund Services, Inc. (“UMBFS”), an affiliate of the Advisor.

For the period from July 1, 2016 through December 31, 2016, each of the Funds were subject to a fee at the following annual rates based on the aggregate average daily net assets of the Funds – 0.04% of the Funds’ first $1.25 billion of aggregate average daily net assets, 0.03% of the Funds’ next $1.25 billion of aggregate average daily net assets, and 0.02% of the Funds’ aggregate average daily net assets in excess of $2.5 billion. The fees are allocated proportionately between the Funds each month based on their share of the Funds’ aggregate assets.

The Funds are subject to a minimum fee calculated by multiplying the number of funds in the Trust by $70,000 per fund. Minimum fees are allocated proportionately between the Funds each month based on their share of the Funds’ aggregate assets, subject to an annual escalation equal to an increase in the Consumer Price Index.

(d)	Redemption Fees — Effective June 30, 2014, shareholders of the Emerging Markets Fund are charged a 2.00% redemption fee for shares redeemed or exchanged within 60 days of purchase. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Advisor. Redemption fees are recorded by the Fund as a reduction of shares redeemed and as a credit to capital. For the six months ended December 31, 2016, the Fund received (in thousands) $0 in redemption fees.

(e)	Transfer Agent Fees — UMBFS also serves as the Funds’ transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.

(f)	Custodian Fees — UMB Bank, n.a. (the “Bank”), an affiliate of the Advisor, serves as the Funds’ custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

(g)	Director Fees — Certain of the Trustees and Officers of the Trust are Trustees and Officers of one or more of the above affiliates. Each Trustee, other than those affiliated with the Advisor, will receive an annual retainer of $70,000, plus reimbursement of related expenses. In addition, the independent chair will receive an annual retainer of $26,000 and each committee chair will receive an annual retainer of $10,000. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

(h)	Related Party Transactions — The Funds may invest in the UMB Money Market Fiduciary, which acts as a bank deposit that provides interest income for short-term investment purposes. This investment vehicle is not publicly traded on open markets. UMB Bank, n.a. is an affiliate of the Advisor.

(Continued on next page)

DECEMBER 31, 2016	69

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016 (Unaudited)

3.	DISTRIBUTION PLAN, SHAREHOLDER SERVICING PLAN AND SUB-TRANSFER AGENT FEES

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act on behalf of the Class Y shares of the Core Bond, Core Plus Bond and Unconstrained Bond Funds (the “12b-1 Plans”). Pursuant to the 12b-1 Plans, each Fund pays a monthly fee of 0.25% per annum of the average daily net assets of each such Fund’s respective Class Y shares to the Distributor, various brokers, dealers or other financial intermediaries who perform activities or incur expenses intended to result in the sale of Class Y shares of the Funds. For the six months ended December 31, 2016, the Core Bond, Core Plus Bond and Unconstrained Bond Funds incurred (in thousands) $4, $111, and $140, respectively, under the 12b-1 Plans.

The Trust has adopted a shareholder servicing plan on behalf of the Class Y shares of the Core Bond and Core Plus Bond Funds (the “Shareholder Servicing Plan”). Pursuant to the Shareholder Servicing Plan, each Fund pays a fee, as directed by the Advisor, of up to 0.15% on an annual basis of the average daily net asset value of the Class Y shares of a Fund to the various brokers, dealers and other financial intermediaries who provide certain shareholder services to shareholders of the Funds, including establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping and administrative services. For the six months ended December 31, 2016, the Core Bond and Core Plus Bond Funds incurred (in thousands) $2 and $53, respectively, under the Shareholder Servicing Plan.

Shares of the Scout Funds serviced through financial intermediaries are subject to asset-based fees payable for recordkeeping and shareholder services provided by those intermediaries. The Funds are authorized to pay an annual fee of up to 0.15% or 0.10%, or an annual fee of $5.00 per account, depending on the share class and account type. With respect to the Class Y shares of the Core Bond and Core Plus Bond Funds, the payment for these fees is made through the Shareholder Servicing Plan, as described above. These fees are included within the “Transfer agent and related service fees and expenses” line items in the Statements of Assets and Liabilities and Statements of Operations.

4.	INVESTMENT TRANSACTIONS

The aggregate amount of security transactions during the six months ended December 31, 2016, excluding short-term investments, were as follows:

	Other than
	U.S. Government	U.S. Government
Fund (in thousands)	Securities	Securities
International:
Purchases	$114,525	$—
Sales	444,441	—
Emerging Markets:
Purchases	11,019	—
Sales	5,034	—
Global Equity:
Purchases	3,421	—
Sales	3,832	—
Equity Opportunity:
Purchases	10,882	—
Sales	13,099	—
Mid Cap:
Purchases	516,524	—
Sales	659,856	—
Small Cap:
Purchases	16,753	—
Sales	32,673	—
Low Duration Bond:
Purchases	7,608	7,713
Sales/Maturity proceeds	6,337	6,661
Core Bond:
Purchases	19,635	457,202
Sales/Maturity proceeds	14,074	430,494
Core Plus Bond:
Purchases	105,946	2,666,592
Sales/Maturity proceeds	74,500	2,552,656
Unconstrained Bond:
Purchases	151,576	2,612,112
Sales/Maturity proceeds	163,021	2,412,948

70	SCOUT FUNDS SEMI-ANNUAL REPORT

5.	FEDERAL TAX INFORMATION

At December 31, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

		Emerging		Equity
(in thousands)	International	Markets	Global Equity	Opportunity	Mid Cap
Unrealized appreciation	$367,421	$1,946	$1,921	$1,064	$235,841
Unrealized depreciation	(77,040)	(2,576)	(315)	(321)	(37,945)
Net unrealized appreciation (depreciation)	$290,381	$(630)	$1,606	$743	$197,896
Cost of securities on a tax basis	$924,822	$24,678	$8,533	$11,296	$1,101,037

		Low Duration	Core	Core Plus	Unconstrained
(in thousands)	Small Cap	Bond	Bond	Bond	Bond
Unrealized appreciation	$75,069	$51	$794	$4,086	$6,101
Unrealized depreciation	(12,543)	(250)	(3,697)	(16,321)	(10,505)
Net unrealized appreciation (depreciation)	$62,526	$(199)	$(2,903)	$(12,235)	$(4,404)
Cost of securities on a tax basis	$143,776	$50,406	$218,470	$980,612	$1,600,358

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the years ended June 30, 2016 and 2015 were as follows:

			Emerging				Equity
	International		Markets		Global Equity		Opportunity		Mid Cap
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
(in thousands)	2016	2015	2016	2015	2016	2015	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$43,420	$88,230	$95	$123	$53	$45	$160	$109	$15,463	$72,374
Net long-term capital gains	598,526	417,745	79	515	512	190	210	—	99,754	290,256
Total distributions paid	$641,946	$505,975	$174	$638	$565	$235	$370	$109	$115,217	$362,630

			Low Duration						Unconstrained
	Small Cap		Bond		Core Bond		Core Plus Bond		Bond
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
(in thousands)	2016	2015	2016	2015	2016	2015	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$—	$—	$608	$511	$3,543	$2,902	$22,545	$7,407	$11,188	$22,207
Net long-term capital gains	29,639	1,769	—	86	—	—	2,564	426	—	7
Total distributions paid	$29,639	$1,769	$608	$597	$3,543	$2,902	$25,109	$7,833	$11,188	$22,214

As of June 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Emerging		Equity
(in thousands)	International	Markets	Global Equity	Opportunity	Mid Cap
Undistributed ordinary income .	$2,463	$43	$8	$—	$1,166
Undistributed long-term capital gains	123,825	—	—	—	—
Tax accumulated earnings	126,288	43	8	—	1,166
Accumulated capital and other losses	—	(2,153)	(157)	(52)	(10,620)
Unrealized appreciation on investments	328,778	489	1,127	471	103,925
Unrealized depreciation on foreign currency	(311)	(17)	—	—	—
Total accumulated earnings (deficit)	$454,755	$(1,638)	$978	$419	$94,471

(Continued on next page)

DECEMBER 31, 2016	71

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016 (Unaudited)

		Low Duration	Core	Core Plus	Unconstrained
(in thousands)	Small Cap	Bond	Bond	Bond	Bond
Undistributed ordinary income	$120	$10	$2,621	$8,926	$2,111
Undistributed longterm capital gains	9,056	—	—	—	—
Tax accumulated earnings	9,176	10	2,621	8,926	2,111
Accumulated capital and other losses	(313)	(26)	—	—	(63,965)
Unrealized appreciation on investments	44,751	187	3,907	18,169	11,822
Unrealized depreciation on foreign currency	—	—	—	(1)	(2)
Total accumulated earnings (deficit)	$53,614	$171	$6,528	$27,094	$(50,034)

6.	OTHER DERIVATIVE INFORMATION

At December 31, 2016, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
		Statement of Assets	Fair Value	Statement of Assets	Fair Value
	Risk Exposure Category	and Liabilities Location	Amount	and Liabilities Location	Amount

Core Plus Bond (in thousands)	Interest rate contracts	Variation margin	$115		$—
	Total		$115		$—

Unconstrained Bond (in thousands)	Foreign exchange contracts		$—	Unrealized depreciation on open forward contracts	$2

	Interest rate contracts	Variation margin	366		—
	Total		$366		$2

For the six months ended December 31, 2016, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Net Realized Gain	Net Increase (Decrease)
			(Loss) on	in Unrealized Appreciation/
			Derivatives	Depreciation on
			Recognized	Derivatives Recognized
	Risk Exposure Category	Derivative Instrument	in Income	in Income

Low Duration Bond (in thousands)	Credit contracts	Swap contracts	$38	$—
	Total		$38	$—

Core Bond (in thousands)	Credit contracts	Swap contracts	$88	$(58)
	Total		$88	$(58)

Core Plus Bond (in thousands)	Interest rate contracts	Futures contracts	(2,358)	1,883
	Credit contracts	Swap contracts	1,631	(531)
	Total		$(727)	$1,352

Unconstrained Bond (in thousands)	Foreign exchange contracts	Forward contracts	$—	$(2)
	Interest rate contracts	Futures contracts	(812)	4,315
	Credit contracts	Swap contracts	4,699	(1,179)
	Total		$3,887	$3,134

See Note 1(b) regarding derivative financial instruments.

72	SCOUT FUNDS SEMI-ANNUAL REPORT

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

Financial Accounting Standards Board Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The Funds’ Statements of Assets and Liabilities present derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statements of Assets and Liabilities to present below. Gross amounts recognized in the Statement of Assets and Liabilities, amounts related to financial instruments/cash collateral not offset in the Statements of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in the
			Statement of Assets and Liabilities
		Gross Amounts of	Financial Instruments	Cash Collateral	Net Amount
		Recognized Liabilities	Available for Offset(a)	Pledged	Payable
Unconstrained Bond (in thousands)	Unrealized depreciation on open forward contracts	$2	$—	$—	$(2)

(a) Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

8.	DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

9.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred after year end through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during that period that materially impacted the amounts or disclosures in the Funds’ financial statements.

DECEMBER 31, 2016	73

EXPENSE EXAMPLES

December 31, 2016 (Unaudited)

As a shareholder of the Scout Funds, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. In addition, shareholders of the Emerging Markets Fund are charged a 2.00% redemption fee for shares redeemed or exchanged within 60 days of purchase. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary or the redemption fee charged in certain circumstances for the Emerging Markets Fund. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/16-
Fund	7/1/16	12/31/16	Ratio	12/31/16*
International:
Actual	$1,000.00	$1,056.90	1.0829%	$5.61
Hypothetical	1,000.00	1,019.54	1.0829	5.51
Emerging Markets:
Actual	1,000.00	983.10	1.1000	5.50
Hypothetical	1,000.00	1,019.45	1.1000	5.60
Global Equity:
Actual	1,000.00	1,083.80	1.1000	5.78
Hypothetical	1,000.00	1,019.46	1.1000	5.60
Equity Opportunity:
Actual	1,000.00	1,080.80	1.1006	5.77
Hypothetical	1,000.00	1,019.45	1.1006	5.60
Mid Cap:
Actual	1,000.00	1,125.50	1.0444	5.60
Hypothetical	1,000.00	1,019.74	1.0444	5.32
Small Cap:
Actual	1,000.00	1,133.00	1.0542	5.67
Hypothetical	1,000.00	1,019.69	1.0542	5.37
Low Duration Bond:
Actual	1,000.00	998.80	0.4000	2.02
Hypothetical	1,000.00	1,022.98	0.4000	2.04
Core Bond – Institutional Class:
Actual	1,000.00	973.00	0.4001	1.99
Hypothetical	1,000.00	1,022.98	0.4001	2.04
Core Bond – Class Y:
Actual	1,000.00	971.20	0.7791	3.87
Hypothetical	1,000.00	1,021.07	0.7791	3.97
Core Plus Bond – Institutional Class:
Actual	1,000.00	976.60	0.4002	1.99
Hypothetical	1,000.00	1,022.98	0.4002	2.04
Core Plus Bond – Class Y:
Actual	1,000.00	974.70	0.7726	3.85
Hypothetical	1,000.00	1,021.11	0.7726	3.94
Unconstrained Bond – Institutional Class:
Actual	1,000.00	1,004.70	0.5000	2.53
Hypothetical	1,000.00	1,022.48	0.5000	2.55
Unconstrained Bond – Class Y:
Actual	1,000.00	1,003.40	0.8000	4.04
Hypothetical	1,000.00	1,020.97	0.8000	4.08

* Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the six month period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the six month period).

74	SCOUT FUNDS SEMI-ANNUAL REPORT

GLOSSARY OF INVESTMENT TERMS

EQUITY FUNDS

Alpha is a measure of the difference between a portfolio’s actual returns and its expected performance, given its level of risk as measured by beta. A positive Alpha figure indicates the portfolio has performed better than its beta would predict. In contrast, a negative Alpha indicates the portfolio has underperformed, given the expectations established by beta.

Beta is a measure of the funds sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market and a portfolio with a beta less than 1 is less volatile than the market.

Downside Capture is a statistical measure of an investment manager’s overall performance in down-markets. The downside capture ratio is used to evaluate how well or poorly an investment manager performed relative to an index during periods when that index has dropped.

EPS (earnings per share) is a rough measurement of the amount of a company’s profit that can be allocated to one share of its stock.

EPS Growth (Hist 5 Yr) is a measure of the annualized growth rate of net-income-per share over the trailing 5 years for the stocks currently held by the fund.

Market Cap is the total dollar market value of all of a company’s outstanding shares.

Price/Book Ratio is used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

R-squared reflects the percentage of a fund’s movement explained by movements in its benchmark.

Return On Equity amount of net income returned as a percentage of shareholders equity.

Sharpe Ratio uses a fund’s standard deviation and its excess return (the difference between the fund’s return and risk-free return of 90-day Treasury Bills) to determine reward per unit of risk.

Standard Deviation is a calculation used to measure variability of a portfolio’s performance.

Stock Multiples measure a company’s financial well-being by dividing one financial metric by another.

Turnover Ratio is a measure of the fund’s trading activity, which is computed by taking the lesser of purchases or sales (excluding all securities with maturities of less than one year) and dividing by average monthly net assets.

Upside Capture is a statistical measure of an investment manager’s overall performance in up-markets. The upside capture ratio is used to evaluate how well or poorly an investment manager performed relative to an index during periods when that index has risen.

12-Month Historical P/E ratio is the ratio of a stock’s latest closing price to its per share earnings over the last 12 months.

BOND FUNDS

Average Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price.

Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.

Basis Point is 1/100 of a percentage point in the context of interest rates and bond yields. For example, an interest rate increase of 0.25 percentage point by the Federal Reserve would be generally referred to as an increase of 25 basis points.

Yield Curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates.

30-Day SEC Yield is an annualized yield based on the most recent trailing 30 day period. This hypothetical income will differ (at times, significantly) from the fund’s actual experience; as a result, income distributions from the fund may be higher or lower than implied by the SEC yield.

(Continued on next page)

DECEMBER 31, 2016	75

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PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.scoutinv.com. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016 is available without charge, upon request, by calling 800-996-2862 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for the information of the Shareholders of the Scout International Fund, the Scout Emerging Markets Fund, the Scout Global Equity Fund, the Scout Equity Opportunity Fund, the Scout Mid Cap Fund, the Scout Small Cap Fund, the Scout Low Duration Bond Fund, the Scout Core Bond Fund, the Scout Core Plus Bond Fund, and the Scout Unconstrained Bond Fund, and is not to be construed as an offering of the shares of the Funds.

Not authorized for distribution unless accompanied or preceded by a current Scout Funds Prospectus.

The Scout Funds are distributed by UMB Distribution Services, LLC, an affiliate of UMB Financial Corporation, and managed by Scout Investments, Inc., a subsidiary of UMB Financial Corporation.

SCOUT INVESTMENTS

International & Global Funds

Scout International Fund (UMBWX)

Scout Emerging Markets Fund (SEMFX)

Scout Global Equity Fund (SCGLX)

Domestic Equity Funds

Scout Equity Opportunity Fund (SEOFX)

Scout Mid Cap Fund (UMBMX)

Scout Small Cap Fund (UMBHX)

Fixed Income Funds

Scout Low Duration Bond Fund (SCLDX)

Scout Core Bond Fund

Institutional Class (SCCIX)

Class Y (SCCYX)

Scout Core Plus Bond Fund

Institutional Class (SCPZX)

Class Y (SCPYX)

Scout Unconstrained Bond Fund

Institutional Class (SUBFX)

Class Y (SUBYX)

INVESTMENT ADVISOR

Scout Investments, Inc.

Kansas City, Missouri

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

Kansas City, Missouri

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

Philadelphia, Pennsylvania

CUSTODIAN

UMB Bank, n.a.

Kansas City, Missouri

DISTRIBUTOR

UMB Distribution Services, LLC

Milwaukee, Wisconsin

TRANSFER AGENT

UMB Fund Services, Inc.

Milwaukee, Wisconsin

P.O. Box 1241, Milwaukee, WI 53201-1241 1-800-996-2862 scoutfunds@scoutinv.com scoutinv.com SCOUT, SCOUT INVESTMENTS – Reg. U.S. Tm. Off.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Not applicable to semi-annual reports.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
February 24, 2017

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
February 24, 2017